ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 97.5%
NEW YORK 94.1%
Albany City, IDA, Albany Medical Center Hosp.
VRDN, 3.58%, 5/1/35	1,745	1,745
Albany City, IDA, Albany Medical Center Hosp.
VRDN, 3.60%, 5/1/27	1,000	1,000
Dormitory Auth. of the State of New York, Catholic Health
VRDN, 3.57%, 7/1/25	1,700	1,700
Dormitory Auth. of the State of New York, Columbia Univ.
TECP, 3.63%, 3/7/08	1,800	1,800
Dormitory Auth. of the State of New York, Cornell Univ.
VRDN, 3.54%, 7/1/25	300	300
Dormitory Auth. of the State of New York
Metropolitan Museum of Art, VRDN, 3.55%, 7/1/23	1,390	1,390
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/08	1,000	1,004
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/08	1,000	1,004
Dormitory Auth. of the State of New York, Sloan-Kettering
Memorial Cancer Center, 5.00%, 7/1/08 (1)	200	202
Eclipse Funding Trust, Long Island Power Auth.
VRDN, 3.60%, 3/1/14 (1)	6,500	6,500
Eclipse Funding Trust, New York City Municipal Water Fin. Auth.
VRDN, 3.60%, 6/15/12 (2)(3)	4,000	4,000
Eclipse Funding Trust, New York State Thruway Auth.
VRDN, 3.62%, 1/1/37 (4)	2,000	2,000
Hudson Yards Infrastructure, VRDN, 3.72%, 2/15/47 (4)	2,100	2,100
Huntington Union Free School Dist., GO, TAN, 3.90%, 6/27/08	1,000	1,001
Jay Street Dev., VRDN, 3.55%, 5/1/22	990	990
Long Island Power Auth., VRDN, 3.63%, 9/1/14 (1)	2,000	2,000
Long Island Power Auth., VRDN, 3.68%, 12/1/22 (4)	2,490	2,490
Metropolitan Transportation Auth., VRDN, 3.66%, 11/15/32 (3)	2,000	2,000
Metropolitan Transportation Auth., TECP, 3.48%, 1/9/08	1,000	1,000
Metropolitan Transportation Auth., TECP, 3.55%, 12/13/07	2,000	2,000
Metropolitan Transportation Auth., TECP, 3.43%, 12/13/07	1,500	1,500
Metropolitan Transportation Auth., VRDN, 3.66%, 11/15/35 (1)	2,000	2,000
Nassau County Interim Fin. Auth., Sales Tax
4.00%, 11/15/08 (5)	2,000	2,012
New York City, GO, VRDN, 3.52%, 8/1/20	1,000	1,000
New York City, GO, VRDN, 3.53%, 4/1/36	400	400
New York City, GO, VRDN, 3.69%, 8/1/19 (5)	2,490	2,490
New York City Transitional Fin. Auth., VRDN, 3.60%, 11/1/22	3,000	3,000
New York City Housing Dev. Corp., Multi-Family
VRDN, 3.54%, 11/15/19	8,795	8,795
New York City Housing Dev. Corp., Multi-Family
VRDN, 3.62%, 3/15/36	700	700
New York City IDA, New York Stock Exchange, VRDN
3.54%, 5/1/33	100	100
New York City IDA, MSMC Realty Corp., VRDN, 3.52%, 1/1/31	700	700
New York City IDA, Yankee Stadium
VRDN, 3.69%, 3/1/46 (4)	589	589
New York City Municipal Water Fin. Auth.
VRDN, 3.63%, 6/15/12 (5)	1,300	1,300
New York City Municipal Water Fin. Auth.
VRDN, 3.66%, 6/15/27 (1)	1,700	1,700
New York City Municipal Water Fin. Auth.
VRDN, 3.53%, 6/15/18	1,425	1,425
New York City Transitional Fin. Auth., VRDN, 3.63%, 5/1/15	1,655	1,655
New York City Transitional Fin. Auth., Recovery
VRDN, 3.57%, 11/1/22	1,800	1,800
New York State Thruway Auth., VRDN, 3.63%, 7/1/13 (3)	2,995	2,995
New York State, GO, 3.70%, 3/13/20 (Tender 12/4/07)	2,000	2,000
New York State Energy Research & Dev., VRDN, 3.53%, 5/1/39	2,700	2,700
New York State Environmental Fac., New York City Municipal
Water Fin. Auth., 5.00%, 6/15/08	125	126
New York State Environmental Fac., New York City Municipal
Water Fin. Auth., VRDN, 3.63%, 6/15/11	2,060	2,060
New York State Housing Fin. Agency, VRDN, 3.55%, 3/15/26	4,000	4,000
New York State Housing Fin. Agency, VRDN, 3.55%, 3/15/26	700	700
New York State Local Gov't. Assistance Corp.
VRDN, 3.55%, 4/1/25	3,500	3,500
New York State Power Auth., 3.64%, 3/1/20 (Tender 3/3/08)	4,100	4,100
New York State Power Auth., 4.00%, 11/15/08	2,410	2,425
New York State Power Auth., TECP, 3.52%, 12/10/07	2,000	2,000
New York State Thruway Auth., 4.10%, 4/1/08 (4)	100	100
New York State Thruway Auth., Personal Income Tax
4.50%, 3/15/08	2,000	2,005
New York State Thruway Auth., VRDN, 3.66%, 4/1/27 (5)	3,475	3,475
New York State Urban Dev., Personal Income Tax
VRDN, 3.63%, 9/15/15 (1)	1,000	1,000
New York State Urban Dev., Personal Income Tax
4.00%, 12/15/07	200	200
Oneida County IDA, Saint Elizabeth Medical Center
VRDN, 3.56%, 6/1/26	2,680	2,680
Oneida County IDA, Mohawk Valley Network
VRDN, 3.57%, 6/1/31	625	625
Smithtown Central School Dist., TAN, GO, 4.00%, 6/27/08	2,000	2,007
Tompkins County IDA, Cornell Univ., VRDN, 3.53%, 7/1/30	450	450
Town of Oyster Bay, GO, BAN, 4.00%, 9/19/08	5,000	5,021
Triborough Bridge & Tunnel Auth., VRDN, 3.54%, 1/1/32	4,000	4,000
Triborough Bridge & Tunnel Auth., VRDN, 3.66%, 11/15/31	4,000	4,000
Westchester County, GO, 3.50%, 11/15/08	5,000	5,009
		124,570
PUERTO RICO 3.4%
Puerto Rico Ind., Medical & Environmental Auth., PCR
Abbott Labs, 3.95%, 3/1/08 (Tender 3/1/08)	500	500
Puerto Rico Infrastructure Fin. Auth., Excise Taxes
VRDN, 3.65%, 7/1/28 (4)	4,000	4,000
		4,500
Total Municipal Securities (Cost $129,070)		129,070
Total Investments in Securities
97.5% of Net Assets (Cost $129,070)		$129,070

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,000 and represents 3.0% of net assets.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by AMBAC Assurance Corp.
BAN	Bond Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $129,070,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.6%
NEW YORK 93.6%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	225	227
Albany Parking Auth., 5.125%, 7/15/11	430	449
Albany Parking Auth., 5.25%, 10/15/12	415	438
Albany Parking Auth., 5.625%, 7/15/25	335	347
Albany Parking Auth., 5.625%, 7/15/25
(Prerefunded 7/15/11) (1)	415	453
Brookhaven IDA, Methodist Retirement Community Dev.
4.25%, 11/1/37 (Tender 11/1/11)	1,100	1,107
Dormitory Auth. of the State of New York, 5.25%, 11/15/23	2,500	2,675
Dormitory Auth. of the State of New York, Augustana Lutheran
Home, 5.50%, 8/1/20 (2)	855	897
Dormitory Auth. of the State of New York, Cabrini of
Westchester, 5.20%, 2/15/41	2,000	2,103
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.00%, 7/1/27	3,000	2,923
Dormitory Auth. of the State of New York, Catholic Health
Services of Long Island, 5.10%, 7/1/34	2,000	1,929
Dormitory Auth. of the State of New York, City Univ.
5.25%, 7/1/31 (Prerefunded 7/1/11) (1)	2,240	2,394
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/22 (Prerefunded 7/1/08) (1)	2,500	2,549
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/24	1,000	1,044
Dormitory Auth. of the State of New York, Cornell Univ.
5.00%, 7/1/25	1,000	1,055
Dormitory Auth. of the State of New York, Interfaith Medical
Center, 5.00%, 2/15/14	170	182
Dormitory Auth. of the State of New York, Interfaith Medical
Center, 5.00%, 2/15/15	500	538
Dormitory Auth. of the State of New York, Maimonides Medical
Center, 5.75%, 8/1/35 (2)	1,500	1,505
Dormitory Auth. of the State of New York, Manhattan College
5.00%, 7/1/32 (3)	2,000	1,942
Dormitory Auth. of the State of New York, Memorial
Sloan-Kettering Cancer Center, 5.00%, 7/1/34	2,815	2,877
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
5.50%, 7/1/26	475	478
Dormitory Auth. of the State of New York, Mount Sinai Hosp.
6.00%, 7/1/13	1,700	1,783
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, 5.15%, 7/1/24 (2)	535	580
Dormitory Auth. of the State of New York, New York-Presbyterian
Hosp., 5.25%, 8/15/26 (6)	2,500	2,625
Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Health, 5.00%, 5/1/20	2,000	2,067
Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Health, 5.00%, 5/1/22	1,000	1,025
Dormitory Auth. of the State of New York, Ozanam Hall of
Queens Nursing Home, 5.00%, 11/1/31	1,250	1,274
Dormitory Auth. of the State of New York, Personal Income Tax
Ed., 5.00%, 3/15/20	4,000	4,324
Dormitory Auth. of the State of New York, Personal Income Tax
Ed., 5.375%, 3/15/22 (Prerefunded 3/15/13) (1)	1,550	1,705
Dormitory Auth. of the State of New York, Rockefeller Univ.
5.00%, 7/1/32	2,000	2,063
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (2)	2,000	2,251
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (Prerefunded 7/1/11) (1)(2)	2,500	2,694
Dormitory Auth. of the State of New York, State Univ.
5.00%, 7/1/37	3,000	3,092
Dormitory Auth. of the State of New York, State Univ.
5.375%, 7/1/23 (Prerefunded 7/1/12) (1)	1,000	1,090
Dormitory Auth. of the State of New York, State Univ.
7.50%, 5/15/11	1,120	1,229
Dormitory Auth. of the State of New York, State Univ.
7.50%, 5/15/11 (Prerefunded 5/15/05) (1)	775	835
Dormitory Auth. of the State of New York, Univ. of Rochester
STEP, 0%, 7/1/15 (Prerefunded 7/1/10) (1)(2)	1,470	1,357
Dormitory Auth. of the State of New York, Westchester County
5.25%, 8/1/15 (Prerefunded 2/1/09) (1)	2,000	2,065
Dormitory Auth. of the State of New York, Westchester County
5.25%, 8/1/16 (Prerefunded 2/1/09) (1)	4,250	4,387
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.375%, 7/1/17 (4)	900	961
Dutchess County IDA, Bard College, 5.00%, 8/1/18	750	796
Dutchess County IDA, Bard College, 5.75%, 8/1/30
(Prerefunded 8/1/10) (1)	1,750	1,880
Dutchess County IDA, Elant at Fishkill, 5.25%, 1/1/37	1,000	914
Dutchess County IDA, Vassar College, 5.35%, 9/1/40
(Prerefunded 8/1/11) (1)	1,000	1,082
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (5)	1,750	1,691
Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 (5)	1,850	1,924
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,256
Hudson Yards Infrastructure, New York City, 5.00%, 2/15/47	2,000	2,026
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	750	736
Islip Recovery Agency, 5.75%, 7/1/23 (5)(6)	250	271
Long Island Power Auth., 5.00%, 9/1/35	2,500	2,569
Long Island Power Auth., Zero Coupon, 6/1/21 (6)	2,000	1,116
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	1,000	1,030
Metropolitan Transportation Auth., 4.75%, 7/1/16
(Prerefunded 7/1/12) (1)(6)	1,215	1,293
Metropolitan Transportation Auth., 5.00%, 11/15/21 (4)	3,500	3,721
Metropolitan Transportation Auth., 5.00%, 7/1/25 (7)	2,000	2,076
Metropolitan Transportation Auth., 5.00%, 11/15/25 (7)	2,000	2,077
Metropolitan Transportation Auth., 5.00%, 11/15/33 (6)	5,900	6,188
Metropolitan Transportation Auth., 5.125%, 11/15/31	2,250	2,312
Metropolitan Transportation Auth., 5.25%, 11/15/25 (7)	4,920	5,196
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (7)	1,000	1,056
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (7)	615	643
Monroe County, Public Improvement, GO, 5.00%, 3/1/18
(Prerefunded 3/1/12) (1)(7)	2,590	2,770
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/17 (4)	1,025	1,218
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/18 (4)	515	617
Nassau County, General Improvement, 7.00%, 3/1/13
(Prerefunded 3/1/10) (1)(6)	3,500	3,787
Nassau County Tobacco Settlement Corp., Tobacco Industry
STEP, 0%, 6/1/26	1,000	911
New York City, GO, 5.00%, 6/1/18	2,000	2,127
New York City, GO, 5.00%, 8/1/21	2,500	2,608
New York City, GO, 5.00%, 4/1/26	5,000	5,147
New York City, GO, 5.25%, 8/1/14	3,305	3,566
New York City, GO, VRDN, 3.50%, 4/1/36	1,100	1,100
New York City, GO, VRDN, 3.52%, 1/1/36	2,800	2,800
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (6)	1,500	1,608
New York City Housing Dev. Corp., HUD Capital Funding
5.00%, 7/1/25 (7)	3,000	3,123
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,596
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,047
New York City IDA, New York Univ., 5.375%, 7/1/18 (4)	1,275	1,352
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (5)	3,000	3,119
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (7)	2,500	2,593
New York City IDA, IDRB, Airis, JFK Airport, 5.50%, 7/1/28 (5)	2,500	2,389
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/29	5,000	5,174
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/34	1,500	1,542
New York City Municipal Water Fin. Auth., Water & Sewer
5.00%, 6/15/37	1,500	1,551
New York City Transitional Fin. Auth., Future Tax
5.00%, 11/1/18	3,000	3,227
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	3,000	3,229
New York Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (4)	1,600	1,694
New York Liberty Dev. Corp., Goldman Sachs Group
Headquarters, 5.25%, 10/1/35	1,250	1,326
New York Liberty Dev. Corp., National Sports Attraction
6.125%, 2/15/19	2,000	2,009
New York State Environmental Fac Corp., Clean Water &
Drinking, 5.25%, 11/15/20	2,000	2,141
New York State Environmental Fac. Corp., PCR
5.75%, 6/15/11 (8)	605	669
New York State Environmental Fac. Corp., PCR
Waste Management, 4.45%, 7/1/17 (5)	2,500	2,501
New York State Housing Fin. Agency, State Univ. Construction
8.00%, 5/1/11 (8)	805	874
New York State Local Gov't. Assistance Corp., 6.00%, 4/1/14	3,310	3,680
New York State Mortgage Agency, Single Family
5.70%, 10/1/17 (5)	2,120	2,153
New York State Mortgage Agency, Single Family
5.80%, 10/1/20 (5)	785	801
New York State Thruway Auth., 5.00%, 1/1/23 (7)	1,500	1,600
New York StateThruway Auth., Highway & Bridge, 5.00%,
4/1/27	5,000	5,253
New York State Thruway Auth., 5.00%, 4/1/24	5,000	5,307
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/17 (Prerefunded 4/1/09) (1)(7)	5,000	5,164
New York State Thruway Auth., Highway & Bridge
5.50%, 4/1/13 (2)	2,000	2,169
New York State Thruway Auth., Highway & Bridge
5.50%, 4/1/17 (Prerefunded 4/1/11) (1)(7)	2,495	2,697
New York State Urban Dev. Corp., Corrections Fac.
6.00%, 1/1/15 (Prerefunded 1/1/09) (1)(4)	4,000	4,156
New York Tobacco Settlement Corp., Tobacco Ind.
5.00%, 6/1/26	2,000	1,922
Niagara County, GO, 5.25%, 8/15/14 (2)	435	481
Niagara County, GO, 5.25%, 8/15/15 (2)	335	373
Niagara County IDA, American Ref-Fuel, Solid Waste Disposal
5.45%, 11/15/26 (Tender 11/15/12) (5)	500	502
Niagara County IDA, American Ref-Fuel, Solid Waste Disposal
5.55%, 11/15/24 (Tender 11/15/13) (5)	1,500	1,503
Niagara Falls City School Dist., COP, 5.00%, 6/15/20 (6)	3,320	3,503
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (7)	550	614
Oneida County IDA, Saint Elizabeth Medical Center
5.50%, 12/1/10	275	275
Oneida County IDA, Saint Elizabeth Medical Center
5.625%, 12/1/09	420	421
Oneida County IDA, Saint Elizabeth Medical Center
5.75%, 12/1/19	1,600	1,601
Port Auth. of New York & New Jersey, 5.00%, 7/15/24 (5)(6)	2,000	2,052
Port Auth. of New York & New Jersey, 5.00%, 12/1/29	2,000	2,078
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	1,000	1,171
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/31	1,500	1,556
Rochester, GO, 5.00%, 2/15/20 (2)	110	121
Rochester, GO, 5.00%, 2/15/21 (2)	110	121
Seneca Nation Indians Capital Improvement Auth.
5.00%, 12/1/23 (9)	600	555
Seneca Nation Indians Capital Improvement Auth.
5.25%, 12/1/16 (9)	400	405
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	1,000	1,054
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,048
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,086
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19
(Prerefunded 11/1/09)	1,900	2,062
Suffolk County Judicial Fac. Agency, John P. Cohalan Complex
5.75%, 4/15/14 (4)	4,510	4,735
Suffolk County Water Auth., 5.125%, 6/1/26 (7)	1,350	1,410
Tobacco Settlement Fin. Corp., 5.00%, 6/1/11	125	131
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	1,810	1,824
Tobacco Settlement Fin. Corp., 5.25%, 6/1/21 (4)	1,000	1,064
Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
(Prerefunded 7/1/10) (1)	2,000	2,145
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (8)	2,060	2,265
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (4)	3,000	3,103
Triborough Bridge & Tunnel Auth., 5.125%, 11/15/29	4,900	5,121
United Nations Dev. Corp., 5.25%, 7/1/25	1,000	1,001
Westchester County Health Care Corp., GO, 5.375%, 11/1/30	3,000	3,113
Westchester County IDA, Continuing Care Retirement
Kendal on the Hudson, 6.50%, 1/1/34	1,000	1,033
Westchester County IDA, Hebrew Hosp., Westchester Meadows
7.375%, 7/1/30	1,250	1,314
Westchester County IDA, Westchester Resco
6.00%, 7/1/08 (4)(5)	730	740
Westchester County IDA, Winward School, 5.25%, 10/1/31 (3)	1,500	1,506
		267,776
PUERTO RICO 4.3%
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/17	1,600	1,667
Puerto Rico Commonwealth, 5.25%, 7/1/27
(Prerefunded 7/1/16) (1)	645	725
Puerto Rico Commonwealth, 5.25%, 7/1/30
(Prerefunded 7/1/16) (1)	925	1,040
Puerto Rico Commonwealth, GO, 5.25%, 7/1/27	855	870
Puerto Rico Commonwealth, GO, 5.25%, 7/1/30	575	583
Puerto Rico Electric Power Auth., 5.00%, 7/1/37	2,000	1,991
Puerto Rico Electric Power Auth., VR, 4.025%, 7/1/29 (6)	2,200	2,014
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36
(Prerefunded 7/1/16)	1,000	1,107
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (1)	1,120	1,212
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	1,200	1,214
		12,423
VIRGIN ISLANDS 0.7%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (5)	250	259
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (5)	500	512
Virgin Islands Water & Power Auth., 5.00%, 7/1/26	1,200	1,205
		1,976
Total Municipal Securities (Cost $274,099)		282,175
Total Investments in Securities
98.6% of Net Assets (Cost $274,099)		$282,175

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Insured by Radian Asset Assurance Inc.
(4)	Insured by AMBAC Assurance Corp.
(5)	Interest subject to alternative minimum tax
(6)	Insured by Financial Security Assurance Inc.
(7)	Insured by Financial Guaranty Insurance Company
(8)	Escrowed to maturity
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $960 and represents 0.3% of net assets.
COP	Certificate of Participation
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $273,708,000. Net unrealized gain aggregated $8,467,000 at period-end, of which $9,650,000 related to appreciated investments and $1,183,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.3%
MARYLAND 92.5%
Annapolis, Public Improvement, GO, 4.75%, 8/1/22	1,935	2,039
Annapolis Economic Dev., St. Johns College, 5.00%, 10/1/27	940	932
Annapolis Economic Dev., St. Johns College, 5.00%, 10/1/32	1,085	1,047
Annapolis Economic Dev., St. Johns College, 5.00%, 10/1/36	1,085	1,037
Annapolis, IDRB, Park Place Project, 5.35%, 7/1/34	3,500	3,265
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	3,960	4,047
Anne Arundel County, GO, 4.50%, 3/1/24	3,235	3,284
Anne Arundel County, GO, 4.50%, 3/1/25	3,825	3,871
Anne Arundel County, GO, 4.50%, 3/1/26	3,835	3,875
Anne Arundel County, GO, 4.50%, 3/1/27	2,335	2,358
Anne Arundel County, GO, 4.60%, 2/15/15
(Prerefunded 2/15/11) (1)	1,000	1,050
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,102
Anne Arundel County, National Business Park Project, 7.375%
7/1/28 (Prerefunded 7/1/10) (1)	3,389	3,781
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/21	1,445	1,554
Baltimore City, 5.25%, 4/1/16 (3)(5)	225	226
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/14 (5)	3,635	3,800
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/16 (5)	3,825	4,001
Baltimore City, Consolidated Public Improvement, GO
5.40%, 10/15/12 (2)	1,000	1,066
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/08 (4)	1,785	1,701
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/09 (4)	2,170	1,944
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/11 (4)	3,525	2,792
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (6)	3,625	3,789
Baltimore City, Convention Center Hotel, 5.25%, 9/1/26 (6)	3,925	4,203
Baltimore City, Convention Center Hotel, 5.25%, 9/1/27 (6)	4,330	4,627
Baltimore City, Convention Center Hotel, 5.25%, 9/1/39 (6)	8,115	8,551
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	2,000	2,020
Baltimore City, GO, 5.00%, 10/15/19 (2)	230	247
Baltimore City, GO, 7.00%, 10/15/08 (5)	5,190	5,354
Baltimore City, GO, 7.50%, 10/15/09 (4)	2,635	2,836
Baltimore City, Parking, 5.25%, 7/1/21 (4)	2,090	2,334
Baltimore City, Parking, 6.00%, 7/1/14 (4)	5,155	5,868
Baltimore City, Parking, 6.00%, 7/1/15 (4)	5,460	6,331
Baltimore City, Parking, 6.00%, 7/1/16 (4)	5,785	6,761
Baltimore City, Parking, 6.00%, 7/1/17 (4)	6,135	7,246
Baltimore City, Parking, 6.00%, 7/1/18 (4)	6,505	7,662
Baltimore City, Wastewater, 5.00%, 7/1/22 (2)	470	500
Baltimore City, Wastewater, 5.00%, 7/1/23 (2)	1,805	1,913
Baltimore City, Wastewater, 5.00%, 7/1/24 (2)	1,895	2,002
Baltimore City, Wastewater, 5.00%, 7/1/25 (2)	1,990	2,096
Baltimore City, Wastewater, 5.00%, 7/1/26 (2)	2,080	2,187
Baltimore City, Wastewater, 5.00%, 7/1/31 (2)	1,125	1,178
Baltimore City, Wastewater, 5.60%, 7/1/13 (5)	7,100	7,604
Baltimore City, Wastewater, 5.625%, 7/1/30
(Prerefunded 7/1/10) (1)(7)	5,000	5,293
Baltimore City, Wastewater, GO, 5.00%, 7/1/37 (2)	1,125	1,174
Baltimore City, Wastewater Project C, 4.50%, 7/1/32 (2)	1,720	1,692
Baltimore City, Wastewater Project D, 5.00%, 7/1/20 (2)	2,065	2,225
Baltimore City, Water, 5.00%, 7/1/23
(Prerefunded 7/1/13) (1)(4)	1,250	1,354
Baltimore City, Water, 5.00%, 7/1/24
(Prerefunded 7/1/13) (1)(4)	3,095	3,353
Baltimore City, Water, 5.00%, 7/1/28 (3)(4)	165	178
Baltimore City, Water, 5.00%, 7/1/30
(Prerefunded 7/1/15) (1)(5)	1,920	2,112
Baltimore City, Water, 5.60%, 7/1/13 (5)	12,200	13,066
Baltimore City, Water, 5.65%, 7/1/20 (5)	2,050	2,330
Baltimore City, Water, 5.80%, 7/1/15
(Prerefunded 7/1/12) (1)(4)	3,350	3,710
Baltimore City, Water, 6.00%, 7/1/15 (4)	6,250	6,956
Baltimore City, Water, 6.00%, 7/1/19
(Prerefunded 7/1/10) (1)(7)	650	694
Baltimore City, Water, 6.00%, 7/1/21
(Prerefunded 7/1/10) (1)(7)	1,650	1,762
Baltimore City Port Fac., PCR, DuPont de Nemours & Company
6.50%, 12/1/10	1,000	1,041
Baltimore City Port Fac., PCR, DuPont de Nemours & Company
6.50%, 10/1/11	4,550	4,597
Baltimore City Port Fac., PCR, DuPont de Nemours & Company
6.50%, 10/1/11	6,350	6,649
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/36	7,740	7,778
Baltimore County, GO, 5.125%, 8/1/12	1,000	1,021
Baltimore County, Pension Funding, GO, 5.125%, 8/1/14	4,300	4,390
Baltimore County, Pension Funding, GO, 5.125%, 8/1/15	4,195	4,284
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/11	600	614
Carroll County, Commissioners Public Improvement, GO
5.50% 12/1/16 (Prerefunded 12/1/09) (1)	1,130	1,189
Carroll County, Commissioners Public Improvement, GO
5.50% 12/1/19 (Prerefunded 12/1/09) (1)	1,000	1,053
Carroll County, GO, 5.625%, 10/1/20	1,900	1,923
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (3)	2,655	3,091
Frederick County, GO, 5.00%, 12/1/12
(Prerefunded 12/1/10) (1)	2,895	3,066
Frederick County, GO, 5.00%, 8/1/14 (5)	250	273
Frederick County, GO, 5.25%, 7/1/16	2,000	2,199
Frederick County, Public Fac., 5.75%, 7/1/19
(Prerefunded 7/1/09) (1)	6,430	6,737
Frederick County, Public Fac., GO, 5.00%, 12/1/13
(Prerefunded 12/1/10) (1)	1,000	1,059
Frederick County, Public Fac., GO, 5.25%, 7/1/15
(Prerefunded 7/1/09) (1)	925	962
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	2,900	2,903
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/26	2,600	2,544
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	10,000	9,507
Gaithersburg Hosp. Fac., 6.50%, 9/1/12 (3)(7)	4,425	4,795
Harford County, GO, 5.00%, 12/1/15	540	551
Harford County, GO, 5.00%, 7/15/23	1,370	1,455
Harford County, GO, 5.00%, 7/15/24	1,750	1,853
Harford County, GO, 5.00%, 7/15/25	1,000	1,056
Harford County Economic Dev., Battelle Memorial Institute
5.25%, 4/1/34	8,185	8,406
Howard County, Consolidated Public Improvement, GO
5.00%, 8/15/17	250	270
Howard County, GO, COP, 8.15%, 2/15/20	450	610
Howard County, Patuxent Square Apartments
4.75%, 10/1/36 (Tender 4/1/29) (8)	2,500	2,326
Howard County, Vantage House, 5.00%, 4/1/16	840	812
Howard County, Vantage House, 5.25%, 4/1/27	3,200	2,997
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,676	1,643
Hyattsville, Univ. Town Center, 5.60%, 7/1/24	1,750	1,729
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,550	3,469
Maryland, GO, 5.00%, 3/15/21	7,085	7,693
Maryland, State & Local Fac., 5.25%, 7/15/13
(Prerefunded 7/15/08) (1)	10,000	10,216
Maryland, State & Local Fac., 5.75%, 8/1/15
(Prerefunded 8/1/10) (1)	20,590	22,095
Maryland, State & Local Fac., GO, 5.00%, 8/1/19	5,000	5,385
Maryland, State & Local Fac., GO, 5.00%, 8/1/22	10,000	10,828
Maryland, State & Local Fac., GO, 5.00%, 8/1/18	1,425	1,511
Maryland CDA, 4.80%, 9/1/21 (8)	1,000	992
Maryland CDA, 4.85%, 9/1/37 (8)	8,600	8,176
Maryland CDA, 4.90%, 9/1/36 (8)	6,385	6,119
Maryland CDA, 5.00%, 9/1/29 (8)	3,525	3,597
Maryland CDA, 5.00%, 7/1/36 (8)	4,280	4,178
Maryland CDA, 5.00%, 1/1/39 (8)	500	485
Maryland CDA, 5.10%, 9/1/37 (8)	3,500	3,468
Maryland CDA, 5.45%, 7/1/43 (8)	6,000	6,072
Maryland CDA, 5.70%, 7/1/17 (8)	2,875	2,922
Maryland CDA, 5.85%, 7/1/27 (8)	7,000	7,093
Maryland CDA, 5.875%, 7/1/16	1,935	1,963
Maryland CDA, 6.20%, 7/1/23 (8)	3,885	3,966
Maryland CDA, Residential, 4.85%, 9/1/26 (8)	10,000	9,842
Maryland CDA, Residential, 4.90%, 9/1/26 (8)	4,970	4,922
Maryland CDA, Residential, 4.90%, 3/1/29 (8)	5,000	4,890
Maryland CDA, Residential, 4.90%, 9/1/31 (8)	2,000	1,942
Maryland CDA, Residential, 4.95%, 9/1/38 (8)	9,940	9,619
Maryland CDA, Residential, 5.25%, 9/1/19 (8)	545	554
Maryland CDA, Single Family, 4.80%, 4/1/13	1,525	1,563
Maryland CDA, Single Family, 5.00%, 4/1/17	565	578
Maryland DOT, 5.00%, 5/1/16	3,500	3,782
Maryland DOT, 5.50%, 2/1/17	75	85
Maryland Economic Dev. Corp, Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/24 (9)	1,815	1,877
Maryland Economic Dev. Corp., Associated Jewish Charities
5.67%, 7/15/29 (Prerefunded 7/15/09) (1)	16,645	17,445
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/20 (7)(8)	5,040	5,300
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/21 (7)(8)	9,540	9,999
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.25%, 12/1/31	2,500	2,305
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,184
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt A
5.00%, 12/1/16	2,000	1,957
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt A
5.00%, 12/1/31	4,000	3,560
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt B
5.00%, 12/1/16	930	910
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt B
7.625%, 12/1/22 (Prerefunded 12/1/09) (1)	2,000	2,180
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,920	4,522
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	3,000	3,037
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	9,600	9,574
Maryland Economic Dev. Corp., Towson Univ. Student Housing
Project, 5.25%, 7/1/30	2,000	1,933
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN
3.62%, 7/1/34 (2)	300	300
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/30 (6)	3,000	3,119
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/23 (9)	1,440	1,495
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/26 (9)	1,750	1,798
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/28 (9)	5,320	5,435
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt
6.00%, 7/1/33 (10)	4,000	4,036
Maryland Economic Dev. Corp., Lutheran World Relief
5.25%, 4/1/19	275	287
Maryland Economic Dev. Corp., Lutheran World Relief
5.25%, 4/1/29	565	564
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (8)	3,910	3,957
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (8)	2,600	2,630
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	740
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	4,350	4,466
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,510	1,543
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,054
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	525
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	7,800	7,985
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,226
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/40	1,880	1,762
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,181
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	712
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	300	318
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,100	1,155
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	4,940
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	15,231
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20 (3)	2,565	2,742
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20	835	881
Maryland HHEFA, Catholic Health, 6.00%, 12/1/24 (3)	1,000	1,065
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	980	1,020
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	5,800	6,419
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	16,545	16,121
Maryland HHEFA, Edenwald General German Aged People's
Home, 5.20%, 1/1/24	225	216
Maryland HHEFA, Edenwald General German Aged People's
Home, 5.40%, 1/1/31	1,250	1,202
Maryland HHEFA, Edenwald General German Aged People's
Home, 5.40%, 1/1/37	1,100	1,052
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	3,940	3,818
Maryland HHEFA, Frederick Memorial Hosp.
5.25%, 7/1/13 (3)(4)	1,700	1,797
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (3)	2,480	2,698
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)(3)	1,520	1,653
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	566
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,264
Maryland HHEFA, Goucher College, 5.375%, 7/1/25	750	781
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (2)(3)	8,245	8,978
Maryland HHEFA, Howard County General Hosp.
5.00%, 7/1/29 (5)	125	127
Maryland HHEFA, Howard County General Hosp.
5.50%, 7/1/21 (3)	5,000	5,047
Maryland HHEFA, Johns Hopkins Hosp., 5.50%, 5/15/38
(Prerefunded 5/15/14) (1)	10,590	11,824
Maryland HHEFA, Johns Hopkins Hosp., 6.625%, 7/1/08 (3)	330	336
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	9,600	5,535
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.375%, 7/1/20 (2)	5,550	5,606
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.50%, 7/1/26 (2)	3,220	3,249
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/24	1,500	1,564
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	11,170	11,504
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/41	765	777
Maryland HHEFA, Johns Hopkins Univ., 5.125%, 7/1/20	6,660	6,844
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/15	1,500	1,545
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/16	9,615	9,904
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/17	3,100	3,193
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/39
(Prerefunded 7/1/09) (1)	19,150	20,139
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,425
Maryland HHEFA, Kennedy Krieger, AR, 6.00%, 7/1/36 (11)	2,000	2,000
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	6,020
Maryland HHEFA, King Farm Presbyterian Community
5.00%, 1/1/17	7,000	6,713
Maryland HHEFA, Kings Farm Presbyterian Community
5.25%, 1/1/27	500	456
Maryland HHEFA, Kings Farm Presbyterian Community
5.30%, 1/1/37	1,000	883
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20	625	650
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	6,525	6,558
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	14,345	14,505
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/27	1,435	1,424
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/36	2,000	1,912
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/40	5,910	5,593
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/42	7,960	7,500
Maryland HHEFA, Maryland Institute College of Art
5.50%, 6/1/32 (Prerefunded 6/1/11) (1)	6,385	6,848
Maryland HHEFA, Maryland Institute College of Art
5.625%, 6/1/36 (Prerefunded 6/1/11) (1)	3,570	3,844
Maryland HHEFA, Medstar Health, 5.25%, 8/15/12 (7)	500	514
Maryland HHEFA, Medstar Health, 5.375%, 8/15/24	2,500	2,550
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	22,275	21,752
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,185	22,366
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (7)	2,155	2,347
Maryland HHEFA, Mercy Ridge, 5.00%, 4/1/08	3,700	3,718
Maryland HHEFA, Mercy Ridge Retirement Community, 6.00%
4/1/28 (Prerefunded 4/1/13) (1)	1,675	1,893
Maryland HHEFA, Mercy Ridge Retirement Community, 6.00%
4/1/35 (Prerefunded 4/1/13) (1)	3,660	4,137
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/26
(Prerefunded 7/1/10) (1)	1,700	1,851
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/31
(Prerefunded 7/1/10) (1)	4,420	4,812
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/26	11,625	11,762
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/36	10,000	9,969
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
5.25%, 7/1/35	10,000	10,009
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
AR, 6.00%, 7/1/28 (11)	1,000	1,000
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	4,200	4,138
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	11,595	11,285
Maryland HHEFA, Univ. of Maryland Medical System
AR, 6.00%, 7/1/29 (11)	1,000	1,000
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/12	500	521
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/36	9,885	9,722
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/41	1,800	1,749
Maryland HHEFA, Univ. of Maryland Medical System
5.25%, 7/1/34 (Prerefunded 7/1/11) (1)	2,055	2,192
Maryland HHEFA, Univ. of Maryland Medical System, 6.00%
7/1/22 (Prerefunded 7/1/12) (1)	3,000	3,345
Maryland HHEFA, Univ. of Maryland Medical System, 6.00%
7/1/32 (Prerefunded 7/1/12) (1)	7,960	8,875
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (1)	6,165	6,730
Maryland HHEFA, Univ. of Maryland Medical System, 6.75%
7/1/30 (Prerefunded 7/1/10) (1)	15,535	17,007
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (4)	2,090	2,678
Maryland HHEFA, Upper Chesapeake Health
5.125%, 1/1/38 (7)	2,000	2,022
Maryland HHEFA, Upper Chesapeake Health
5.375%, 1/1/28 (7)	2,250	2,275
Maryland HHEFA, Western Maryland Health System
4.75%, 7/1/36 (5)	10,245	10,165
Maryland HHEFA, Western Maryland Health System
5.00%, 1/1/20 (5)	1,130	1,197
Maryland HHEFA, Western Maryland Health System
5.00%, 7/1/20 (5)	5,000	5,297
Maryland HHEFA, Western Maryland Health System
5.00%, 7/1/25 (5)	6,470	6,726
Maryland HHEFA, Western Maryland Health System
5.00%, 1/1/26 (5)	6,020	6,237
Maryland HHEFA, Western Maryland Health System
5.00%, 7/1/26 (5)	4,470	4,631
Maryland Ind. Dev. Fin. Auth., Bon Secours Health System
5.929%, 8/26/22 (7)	15,000	17,102
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
5.50%, 11/1/17	1,430	1,525
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High
School, 5.50%, 5/1/20	1,405	1,419
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High
School, 6.00%, 5/1/35	2,000	2,026
Maryland Stadium Auth., Ocean City Convention Center
5.20%, 12/15/09 (5)	500	501
Maryland Transportation Auth., 5.00%, 7/1/20 (4)	5,000	5,432
Maryland Transportation Auth., 5.00%, 7/1/27 (7)	10,535	11,160
Maryland Transportation Auth., 5.00%, 7/1/28 (7)	2,395	2,494
Maryland Transportation Auth., 5.00%, 7/1/29 (7)	1,735	1,807
Maryland Transportation Auth., 6.80%, 7/1/16 (3)	17,330	19,880
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/13 (2)(8)	7,180	7,619
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/20 (2)	4,500	4,810
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/21 (2)	4,735	5,029
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.25%, 3/1/27 (2)(8)	10,000	10,224
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.50%, 3/1/16 (2)(8)	8,540	9,026
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, 5.50%, 3/1/19 (2)(8)	8,170	8,586
Maryland Transportation Auth., Capital Appreciation, Zero
Coupon, 7/1/08 (4)	2,000	1,960
Maryland Transportation Auth., Capital Appreciation, Zero
Coupon, 7/1/09 (4)	10,410	9,848
Maryland Transportation Auth., Grant & Revenue
5.00%, 3/1/19	7,310	7,977
Montgomery County, College Arts Center, 5.00%, 5/1/28	1,000	1,028
Montgomery County, Consolidated Public Improvement
GO, 5.00%, 2/1/18 (Prerefunded 2/1/12) (1)	1,000	1,077
Montgomery County, Consolidated Public Improvement
GO, 5.50%, 1/1/14 (Prerefunded 1/1/10) (1)	5,795	6,112
Montgomery County, Consolidated Public Improvement
GO, 6.00%, 1/1/20 (Prerefunded 1/1/10) (1)	6,500	6,921
Montgomery County, Consolidated Public Improvement, GO
5.00%, 7/1/18	3,395	3,667
Montgomery County, GO
5.00%, 2/1/19 (Prerefunded 2/1/11) (1)	5,000	5,308
Montgomery County, GO, 5.00%, 5/1/21	4,500	4,891
Montgomery County, GO, 5.00%, 5/1/23	10,000	10,770
Montgomery County, GO, 5.00%, 5/1/24	9,980	10,708
Montgomery County, GO, 5.00%, 6/1/24	5,750	6,097
Montgomery County, GO, 5.00%, 5/1/27	11,565	12,325
Montgomery County, GO, 5.25%, 10/1/19	5,710	6,082
Montgomery County Economic Dev., Trinity Health Corp.
5.25%, 12/1/31	2,275	2,308
Montgomery County Economic Dev., Trinity Health Corp.
5.50%, 12/1/16	3,450	3,695
Montgomery County Housing Opportunities Commission, Multi-
Family, 4.70%, 7/1/37 (8)	3,000	2,766
Montgomery County Housing Opportunities Commission, Multi-
Family, 6.10%, 7/1/30	4,620	4,765
Montgomery County Housing Opportunities Commission, Single
Family, 4.70%, 7/1/37 (8)	3,625	3,363
Montgomery County Housing Opportunities Commission, Single
Family, 4.75%, 7/1/32 (8)	3,755	3,567
Montgomery County Housing Opportunities Commission, Single
Family, 5.00%, 7/1/36 (8)	3,645	3,558
Morgan State Univ., 6.05%, 7/1/15 (5)	1,100	1,229
Northeast Maryland Waste Disposal Auth., Montgomery County
5.50%, 4/1/16 (2)(8)	16,000	17,085
Northeast Maryland Waste Disposal Auth., IDRB
4.75%, 1/1/12 (8)	1,665	1,675
Northeast Maryland Waste Disposal Auth., IDRB
5.00%, 1/1/12 (8)	6,545	6,625
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	1,850	1,967
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	150	159
Prince Georges County, GO, 5.00%, 12/1/11	1,470	1,569
Prince Georges County, GO, 5.00%, 7/15/22	4,750	5,126
Prince Georges County, GO, 5.00%, 7/15/27	3,805	4,041
Prince Georges County, GO, 5.25%, 12/1/18
(Prerefunded 12/1/11) (1)(4)	790	856
Prince Georges County, GO, 5.25%, 12/1/19
(Prerefunded 12/1/11) (1)(4)	2,720	2,948
Prince Georges County, National Harbor Project, 5.20%, 7/1/34	8,000	7,507
Prince Georges County Housing Auth., Single Family
6.15%, 8/1/19 (8)	10	10
Prince Georges County Housing Auth., Single Family
6.20%, 2/1/32 (8)	10	10
Prince Georges County, PCR, Potomac Electric Power
5.75%, 3/15/10	8,175	8,554
Queen Anne’s County, Public Fac., GO, 5.00%, 11/15/19 (5)	1,220	1,309
Queen Anne’s County, School & Public Fac., GO
5.25%, 1/15/15 (Prerefunded 1/15/10) (1)(4)	2,040	2,143
Saint Mary's County, GO, 5.50%, 10/1/13
(Prerefunded 10/1/09) (1)	1,680	1,763
Saint Mary's County, GO, 6.00%, 10/1/15
(Prerefunded 10/1/09) (1)	1,875	1,984
Saint Mary's County, GO, 6.00%, 10/1/16
(Prerefunded 10/1/09) (1)	1,980	2,095
Saint Mary's County, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	1,095	1,158
Saint Mary's County, GO, 6.00%, 10/1/18
(Prerefunded 10/1/09) (1)	2,115	2,238
Saint Mary's County, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	2,345	2,481
Saint Mary's County Hosp., GO, 5.00%, 10/1/19	1,055	1,119
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/18	730	784
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19
(Prerefunded 4/1/11) (1)	3,080	3,236
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	5,110	5,466
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/20
(Prerefunded 4/1/11) (1)	5,330	5,600
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/21
(Prerefunded 4/1/11) (1)	5,000	5,253
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/23	2,110	2,259
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/24	5,485	5,852
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/25	5,550	5,904
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 10/1/26	6,135	6,508
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/12
(Prerefunded 4/1/10) (1)	3,005	3,140
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/13
(Prerefunded 4/1/10) (1)	4,770	4,984
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.375%, 10/1/16
(Prerefunded 4/1/10) (1)	3,960	4,149
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 10/1/20
(Prerefunded 4/1/10) (1)	6,555	6,922
Washington Suburban Sanitary Dist., GO, 4.70%, 6/1/18
(Prerefunded 6/1/11) (1)	1,000	1,048
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/21	5,630	6,025
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25	520	550
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	4,000	4,074
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/14	2,700	2,947
		1,357,665
PUERTO RICO 5.1%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (1)	2,500	2,668
Gov’t Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,000	1,012
Puerto Rico, Public Improvement, GO, 6.25%, 7/1/12 (5)	1,750	1,958
Puerto Rico Commonwealth, 5.25%, 7/1/27
(Prerefunded 7/1/16) (1)	1,825	2,051
Puerto Rico Commonwealth, 5.25%, 7/1/30
(Prerefunded 7/1/16) (1)	1,235	1,388
Puerto Rico Commonwealth, GO, 5.25%, 7/1/27	2,425	2,467
Puerto Rico Commonwealth, GO, 5.25%, 7/1/30	765	776
Puerto Rico Commonwealth, GO, 5.50%, 7/1/14 (4)	4,000	4,376
Puerto Rico Electric Power Auth., 5.00%, 7/1/21 (4)	5,000	5,331
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (6)	2,010	2,076
Puerto Rico Electric Power Auth., 5.00%, 7/1/26 (9)	3,000	3,097
Puerto Rico Electric Power Auth., VR, 4.025%, 7/1/29 (7)	4,000	3,662
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/19 (4)	1,615	1,729
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (7)	5,000	5,611
Puerto Rico Highway & Transportation Auth., 5.875%, 7/1/21
(Prerefunded 7/1/10) (1)(5)	3,020	3,242
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	4,235	4,443
Puerto Rico Infrastructure Fin. Auth., 5.375%, 10/1/24 (3)	5,000	5,281
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (3)	1,000	1,059
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (3)	12,240	12,958
Puerto Rico Infrastructure Fin. Auth., Excise Taxes
Zero Coupon, 7/1/31 (4)	4,800	1,459
Puerto Rico Municipal Fin. Agency, GO, 6.00%, 7/1/12 (7)	5,000	5,541
Puerto Rico Sales Tax, 5.25%, 8/1/57	2,500	2,530
		74,715
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	5,000	5,152
		5,152
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (8)	2,000	2,073
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (8)	1,000	1,023
Virgin Islands Water & Power, 5.00%, 7/1/31	1,500	1,470
		4,566

Total Municipal Securities (Cost $1,405,208)		1,442,098

Total Investments in Securities
98.3% of Net Assets (Cost $1,405,208)		$1,442,098

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by AMBAC Assurance Corp.
(3)	Escrowed to maturity
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Interest subject to alternative minimum tax
(9)	Insured by CIFG Assurance
(10)	Insured by ACA Financial Guaranty Corp.
(11)	Insured by Radian Asset Assurance Inc.
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification: such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $1,403,970,000. Net unrealized gain aggregated $38,128,000 at period-end, of which $49,681,000 related to appreciated investments and $11,553,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 97.4%
VIRGINIA 87.7%
Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16	1,500	1,533
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,560
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,009
Alexandria, Consolidated Public Improvement, GO
5.50%, 6/15/19 (Prerefunded 6/15/10) (1)	2,230	2,373
Alexandria, Consolidated Public Improvement, GO
5.75%, 6/15/20 (Prerefunded 6/15/10) (1)	2,980	3,189
Alexandria, Consolidated Public Improvement, GO
4.50%, 6/15/13	150	157
Alexandria, GO, 5.00%, 6/15/22	1,915	2,057
Alexandria, GO, 5.00%, 6/15/23	2,915	3,120
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,772
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,600	4,674
Alexandria IDA, Episcopal High School, 5.875%, 1/1/23
(Prerefunded 1/1/09) (1)	1,250	1,296
Alexandria IDA, Episcopal High School, 6.00%, 1/1/17
(Prerefunded 1/1/09) (1)	1,060	1,100
Arlington County, GO, 5.00%, 5/15/25	4,355	4,602
Arlington County, Public Improvement, 5.00%, 2/1/21
(Prerefunded 2/1/12) (1)	1,415	1,512
Arlington County IDA, 5.50%, 7/1/18 (Prerefunded 7/1/11) (1)	1,000	1,084
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/15
(Prerefunded 7/1/11) (1)	1,465	1,588
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/16
(Prerefunded 7/1/11) (1)	4,555	4,936
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/17
(Prerefunded 7/1/11) (1)	820	889
Bedford County Economic Dev. Auth., 5.25%, 5/1/31 (2)	3,000	3,195
Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 (3)	1,715	1,566
Bristol, Utility Systems, 5.25%, 7/15/26 (2)	3,325	3,529
Bristol, Utility Systems, 5.75%, 7/15/13 (4)(5)	1,045	1,172
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (3)	3,350	3,366
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (3)	750	796
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (2)	2,400	2,779
Chesapeake Toll Road, 5.625%, 7/15/19	1,200	1,238
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,527
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,587
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	531
Culpeper IDA, 5.00%, 1/1/26 (2)	3,765	3,903
Fairfax, GO, 5.00%, 1/15/30	2,000	2,089
Fairfax County, COP, 6.10%, 4/15/32	3,055	3,351
Fairfax County, GO, 4.75%, 6/1/23	6,825	7,028
Fairfax County Economic Dev. Auth., Goodwin House
5.125%, 10/1/37	1,500	1,403
Fairfax County Economic Dev. Auth., Joint Public Use Project
5.00%, 5/15/25	6,100	6,404
Fairfax County Economic Dev. Auth., National Wildlife
Federation, 5.25%, 9/1/17 (2)	2,000	2,080
Fairfax County Economic Dev. Auth., Route 28 Transportation
5.00%, 4/1/33 (2)	2,000	2,076
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/19 (Prerefunded 9/1/09) (1)	1,975	2,104
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/20 (Prerefunded 9/1/09) (1)	2,090	2,227
Fairfax County Water Auth., 5.00%, 4/1/30	9,850	10,298
Fairfax County Water Auth., 5.80%, 1/1/16 (4)	5,895	6,387
Fairfax County Water Auth., 6.00%, 4/1/15
(Prerefunded 4/1/10) (1)	1,140	1,221
Fredericksburg IDA, Medicorp Health System, 5.25%, 6/15/27	1,040	1,053
Front Royal & Warren County IDA, 5.00%, 4/1/35 (5)	6,400	6,574
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
5.95%, 12/1/25 (3)	1,610	1,524
Giles County IDA, PCR, Celanese Americas / Hoechst Celanese
6.625%, 12/1/22 (3)	1,485	1,485
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (1)	4,585	4,944
Halifax County IDA, Old Dominion Electric Cooperative
5.625%, 6/1/28 (3)(6)	2,955	3,123
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	1,585	1,585
Hampton IDA, Sentara Health, 5.375%, 11/1/15	5,300	5,359
Hanover County IDA, Bon Secours Health System
6.375%, 8/15/18 (2)	1,000	1,162
Hanover County IDA, Bon Secours Health System
6.50%, 8/15/10 (2)	1,300	1,406
Harrisonburg IDA, Rockingham Memorial Hospital
4.50%, 8/15/36 (6)	750	731
Harrisonburg IDA, Rockingham Memorial Hospital
5.00%, 8/15/46 (6)	4,000	4,128
Henrico County Economic Dev. Auth., 6.125%, 11/1/19	2,000	2,129
Henrico County Economic Dev. Auth., 6.70%, 6/1/27
(Prerefunded 6/1/12) (1)	530	597
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.60%, 11/15/30	4,300	4,413
Henrico County Economic Dev. Auth., United Methodist Homes
6.70%, 6/1/27	1,470	1,526
Henrico County IDA, Bon Secours Health System
6.00%, 8/15/16 (2)	865	972
Henrico County IDA, Bon Secours Health System
6.25%, 8/15/20 (2)	1,750	2,086
Henrico County Water & Sewer, 5.00%, 5/1/36	5,000	5,245
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	2,000	1,879
Isle of Wight, GO, 5.00%, 7/1/23 (6)	1,670	1,755
James City & County Economic Dev. Auth., Pubic Fac. Project
5.00%, 6/15/26 (5)	2,000	2,112
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,040
James City & County Virginia, GO, 5.00%, 12/15/27	4,705	4,950
James City County Economic Dev. Auth., Windsormeade
5.40%, 7/1/27	1,500	1,417
James City County Economic Dev. Auth., Windsormeade
5.50%, 7/1/37	2,250	2,096
Lexington IDA, Kendal, 5.375%, 1/1/28	750	703
Lexington IDA, Kendal, 5.50%, 1/1/37	2,300	2,167
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,295	2,349
Lexington IDA, V.M.I. Dev. Board, VRDN, 3.60%, 12/1/36	1,260	1,260
Loudoun County, GO, 5.00%, 5/1/23	2,255	2,379
Loudoun County, 5.25%, 1/1/18 (Prerefunded 1/1/10) (1)	2,525	2,651
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,901
Loudoun County, Public Improvement, 5.75%, 12/1/18
(Prerefunded 12/1/09) (1)	1,685	1,782
Loudoun County, Public Improvement, GO, 5.25%, 1/1/19
(Prerefunded 1/1/10) (1)	1,650	1,732
Loudoun County, Public Improvement, GO, 5.25%, 1/1/20
(Prerefunded 1/1/10) (1)	2,650	2,782
Loudoun County, Public Improvement, GO, 5.375%, 1/1/14
(Prerefunded 1/1/10) (1)	1,650	1,736
Loudoun County IDA, 6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,250	1,407
Loudoun County IDA, Falcons Landing Project, 6.00%, 8/1/24	2,750	2,826
Loudoun County IDA, Howard Hughes Medical Institute, VRDN
3.63%, 2/15/38	200	200
Loudoun County IDA, Howard Hughes Medical Institute, VRDN
3.65%, 2/15/38	3,865	3,865
Loudoun County Sanitation Auth., Water & Sewer
5.00%, 1/1/29	1,355	1,416
Loudoun County Sanitation Auth., Water & Sewer
5.00%, 1/1/33	3,450	3,602
New Port CDA, 5.60%, 9/1/36	1,000	952
Newport News, GO, 5.00%, 3/1/21	2,000	2,152
Newport News, GO, 5.00%, 8/15/21 (Prerefunded 8/15/11) (1)	1,000	1,070
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,458
Newport News Water Revenue, 4.75%, 6/1/31 (5)	5,135	5,237
Norfolk Airport Auth., 5.375%, 7/1/16 (7)	1,675	1,775
Norfolk Airport Auth., 5.375%, 7/1/16 (3)(7)	1,650	1,711
Norfolk Airport Auth., 5.375%, 7/1/17 (3)(7)	1,600	1,654
Norfolk Economic Dev. Auth., 5.625%, 11/1/15 (3)	450	437
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (3)	1,435	1,352
Norfolk Parking, 5.00%, 2/1/25 (2)	6,285	6,557
Orange County IDA, Public Fac., 5.00%, 2/1/25
(Prerefunded 2/1/12) (1)(6)	1,750	1,883
Peninsula Airport Commission, Newport News, GO
5.25%, 7/15/12 (3)	1,200	1,260
Peninsula Airport Commission, Newport News, GO
5.375%, 7/15/15 (3)	1,080	1,147
Peninsula Airport Commission, Newport News, GO
5.50%, 7/15/21 (3)	1,385	1,456
Peninsula Ports Auth., Baptist Homes, 5.25%, 12/1/21	1,000	952
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,000	946
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	1,000	929
Peninsula Town Center CDA, 6.45%, 9/1/37	750	765
Pocahontas Parkway Assn., 5.50%, 8/15/28
(Prerefunded 8/15/08) (1)	750	776
Pocahontas Parkway Assn., Zero Coupon, 8/15/09
(Prerefunded 8/15/08) (1)	1,000	942
Pocahontas Parkway Assn., Zero Coupon, 8/15/11
(Prerefunded 8/15/08) (1)	1,700	1,428
Pocahontas Parkway Assn., Zero Coupon, 8/15/18
(Prerefunded 8/15/08) (1)	1,550	851
Portsmouth, GO, 5.00%, 4/1/26 (2)	3,535	3,719
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (6)	1,525	1,613
Powhatan County Economic Development, 5.00%, 3/15/27 (6)	1,070	1,117
Powhatan County Economic Development, 5.00%, 3/15/32 (6)	3,000	3,122
Prince William County, 5.25%, 12/1/16	500	535
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,545	1,563
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,185
Prince William County Park Auth., Park Improvement Fac.
5.875%, 10/15/19	4,135	4,290
Prince William County Service Auth., Water & Sewer
5.00%, 7/1/21	3,110	3,320
Richmond, GO, 5.50%, 1/15/16 (5)	5,000	5,357
Richmond, GO, 5.50%, 1/15/18 (5)	1,000	1,063
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	5,610	6,275
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	3,000	3,355
Richmond Public Utilities, 5.00%, 1/15/27 (5)	2,000	2,089
Richmond Public Utilities, 5.00%, 1/15/35 (5)	4,000	4,163
Richmond Public Utilities, GO, 4.50%, 1/15/33 (5)	7,000	6,930
Riverside Regional Jail Auth., 5.00%, 7/1/28 (2)	2,510	2,623
Roanoke, Public Improvement, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	500	534
Roanoke, Public Improvement, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	4,810	5,134
Roanoke IDA, Carilion Health System, 5.50%, 7/1/20 (2)	2,000	2,116
Roanoke IDA, Carilion Health System, 5.50%, 7/1/21 (2)	1,670	1,763
Roanoke IDA, Carilion Health System, 5.75%, 7/1/13 (2)	2,375	2,589
Roanoke IDA, Carilion Health System, 6.125%, 7/1/17 (2)(4)	7,205	8,398
Southhampton County IDA, 5.00%, 4/1/25 (8)	4,000	4,112
Spotsylvania County, GO, 5.00%, 1/15/27 (5)	5,135	5,411
Spotsylvania County, Water & Sewer, 5.00%, 6/1/24 (5)	2,575	2,713
Spotsylvania County, Water & Sewer, 5.00%, 6/1/25 (5)	1,385	1,465
Spotsylvania County, Water & Sewer, 5.00%, 6/1/26 (5)	1,450	1,531
Spotsylvania County, Water & Sewer, 5.00%, 6/1/35 (5)	5,000	5,188
Spotsylvania County IDA, Economic Dev. Auth., School Fac.
5.00%, 8/1/28 (6)	2,500	2,575
Staunton, GO, 6.25%, 2/1/25 (Prerefunded 2/1/14) (1)(6)	1,000	1,164
Suffolk, GO, 4.50%, 2/1/28 (2)	5,750	5,763
Tobacco Settlement Fin. Corp., 5.00%, 6/1/47	1,495	1,239
Tobacco Settlement Fin. Corp., 5.625%, 6/1/37
(Prerefunded 6/1/15) (1)	1,000	1,137
Univ. of Virginia, 5.00%, 6/1/27	3,000	3,118
Univ. of Virginia, 5.00%, 6/1/37	10,000	10,419
Univ. of Virginia, 5.25%, 6/1/13	3,880	4,023
Upper Occoquan Sewage Auth., 4.50%, 7/1/29 (5)	5,510	5,487
Upper Occoquan Sewage Auth., 5.00%, 7/1/24 (5)	3,000	3,149
Virginia, GO, 5.00%, 6/1/14 (Prerefunded 6/1/11) (1)	1,000	1,059
Virginia, Transportation Board, 5.00%, 5/15/24	1,030	1,094
Virginia, Transportation Board, 5.00%, 5/15/25	3,740	3,962
Virginia Beach, Water & Sewer, 5.00%, 10/1/21	1,910	2,008
Virginia Beach Dev. Auth., Sentara Healthcare, 5.25%, 11/1/14	500	510
Virginia Beach Dev. Auth., Sentara Healthcare
6.00%, 2/15/10 (6)	2,000	2,111
Virginia Beach Dev. Auth., Westminster-Canterbury of Hampton
Roads, 7.25%, 11/1/32 (Prerefunded 11/1/09) (1)	1,500	1,637
Virginia Beach Water & Sewer, 5.00%, 10/1/30	3,980	4,155
Virginia College Building Auth., 5.00%, 9/1/24	3,290	3,480
Virginia College Building Auth., 5.50%, 2/1/13	1,000	1,080
Virginia College Building Auth., 5.50%, 9/1/15
(Prerefunded 9/1/10) (1)	1,055	1,117
Virginia College Building Auth., 21st Century College
5.00%, 2/1/25	4,090	4,291
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/09	1,210	1,233
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/10	750	777
Virginia College Building Auth., Washington & Lee Univ.
5.00%, 1/1/14	600	653
Virginia College Building Auth., Washington & Lee Univ.
5.75%, 1/1/34	5,000	6,032
Virginia HDA, Multi-Family, 4.75%, 11/1/38 (3)	5,225	4,842
Virginia HDA, Multi-Family, 5.05%, 10/1/10 (3)	400	413
Virginia HDA, Multi-Family, 5.45%, 2/1/12 (3)	1,150	1,179
Virginia HDA, Multi-Family, 5.50%, 2/1/13 (3)	1,175	1,204
Virginia HDA, Multi-Family, 5.50%, 5/1/13 (3)	1,000	1,021
Virginia HDA, Multi-Family, 5.60%, 11/1/18	5,160	5,269
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(3)	4,245	4,324
Virginia HDA, Multi-Family, 5.75%, 4/1/15	980	1,022
Virginia HDA, Single Family, 4.30%, 7/1/08 (2)	2,735	2,750
Virginia HDA, Single Family, 4.75%, 7/1/22 (3)	1,125	1,110
Virginia HDA, Single-Family, 4.80%, 7/1/23 (3)	5,000	4,951
Virginia HDA, Single-Family, 4.80%, 7/1/29 (3)	5,000	4,856
Virginia HDA, Single Family, 4.90%, 1/1/33 (3)	2,000	1,944
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/22 (6)	2,205	2,370
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/23 (6)	2,320	2,484
Virginia Port Auth., 5.00%, 7/1/20 (3)	1,960	2,024
Virginia Port Auth., 5.25%, 7/1/18 (2)(3)	1,665	1,759
Virginia Public School Auth., 5.00%, 8/1/17
(Prerefunded 8/1/09) (1)(2)	1,000	1,037
Virginia Public School Auth., GO, 5.00%, 8/1/21 (2)	9,935	10,725
Virginia Resources Auth., 5.00%, 11/1/29	1,000	1,039
Virginia Resources Auth., Clean Water, 5.00%, 10/1/23	1,250	1,318
Virginia Resources Auth., Clean Water, 5.625%, 10/1/22
(Prerefunded 10/1/10) (1)	1,450	1,543
Virginia Resources Auth., Hopewell Wastewater
5.75%, 10/1/21 (3)	1,335	1,400
Virginia Small Business Fin. Auth., Wellmont Health System
5.25%, 9/1/37	3,000	2,942
Virginia Transportation Board, 5.70%, 5/15/19
(Prerefunded 5/15/09) (1)	1,000	1,044
Winchester, GO, 5.00%, 9/1/27	1,025	1,091
Winchester IDA, Valley Health System, 5.125%, 1/1/31	10,000	10,185
Winchester IDA, Valley Health System, 5.50%, 1/1/10 (6)	1,500	1,502
York County, Sewer, 5.00%, 6/1/29 (6)	1,100	1,150
York County, Sewer, 5.875%, 6/1/24 (Prerefunded 6/1/09) (1)	1,000	1,048
York County IDA, Electric & Power, 5.50%, 7/1/09	1,500	1,510
		499,649
PUERTO RICO 6.7%
Gov't Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	1,500	1,519
Gov't Dev. Bank for Puerto Rico, GO, TECP, 4.55%, 12/7/07	2,000	2,000
Gov't Dev. Bank for Puerto Rico, GO, TECP, 4.55%, 12/7/07	4,000	4,000
Puerto Rico Commonwealth, 5.25%, 7/1/32
(Prerefunded 7/1/16) (1)	3,150	3,541
Puerto Rico Commonwealth, GO, 5.25%, 7/1/32	1,950	1,974
Puerto Rico Electric Power Auth., 4.025%, 7/1/29 (5)	2,500	2,288
Puerto Rico Electric Power Auth., 5.00%, 7/1/29
(Prerefunded 7/1/15) (1)(8)	1,690	1,862
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (2)	2,500	2,747
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33
(Prerefunded 7/1/13) (1)(2)	1,940	2,105
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33 (2)	1,060	1,090
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (5)	2,000	2,245
Puerto Rico Highway & Transportation Auth., 6.00%, 7/1/31
(Prerefunded 7/1/10) (1)	1,000	1,077
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14 (4)	1,390	1,621
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14	110	123
Puerto Rico Highway & Transportation Auth., 6.50%, 7/1/27
(Prerefunded 7/1/10) (1)	2,470	2,689
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (4)	5,000	5,293
Puerto Rico Sales Tax, 5.25%, 8/1/57	2,000	2,024
		38,198
DISTRICT OF COLUMBIA 2.3%
Metropolitan Washington D.C Airports Auth.
5.00%, 10/1/24 (7)	2,070	2,146
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (3)(7)	2,550	2,576
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (Prerefunded 10/1/12) (1)(7)	1,565	1,701
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (2)(3)	4,230	4,412
Washington Metro Area Transit Auth., 5.00%, 7/1/11 (2)	2,000	2,114
		12,949
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.50%, 7/1/16	1,000	1,055
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,050
		2,105
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	1,000	1,023
Virgin Islands Water & Power, 5.00%, 7/1/25	1,000	1,007
		2,030

Total Municipal Securities (Cost $542,367)		554,931

Total Investments in Securities
97.4% of Net Assets (Cost $542,367)		$554,931

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by CIFG Assurance
CDA	Community Development Administration/Authority
COP	Certificate of Participation
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $541,946,000. Net unrealized gain aggregated $12,985,000 at period-end, of which $15,900,000 related to appreciated investments and $2,915,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.4%
NEW JERSEY 86.4%
Bayonne Redev. Agency, Royal Caribbean Cruises
5.375%, 11/1/35 (1)	2,000	1,891
Bergen County Improvement Auth., Saddlebrook, GO
5.00%, 9/1/29	1,490	1,565
Bordentown Sewage Auth., 5.50%, 12/1/25 (2)	1,300	1,356
Burlington County Bridge Commission, GO, 5.00%, 8/15/18 (3)	1,000	1,094
Burlington County Bridge Commission, GO, 5.25%, 8/15/19
(Prerefunded 8/15/12) (4)	825	896
Burlington County Bridge Commission, The Evergreens
5.625%, 1/1/38	500	489
Cape May, PCR, Atlantic City Electric, 6.80%, 3/1/21 (3)	1,520	1,941
Egg Harbor Township School Dist., 5.00%, 7/15/16
(Prerefunded 7/15/11) (2)(4)	1,000	1,068
Essex County Improvement Auth., Corrections Fac., GO
5.75%, 10/1/30 (Prerefunded 10/1/10) (2)(4)	1,500	1,601
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (3)	1,500	1,613
Gloucester County Improvement Auth., IDRB
Waste Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,100	1,154
Highland Park Board of Ed., GO, 5.00%, 2/15/25 (5)	1,725	1,840
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15 (2)	2,000	2,083
Hudson County Improvement Auth., 5.00%, 4/1/27 (5)	2,000	2,107
Hudson County Improvement Auth., 5.00%, 4/1/25 (6)	2,000	2,091
Hudson County Improvement Auth., Union City
5.20%, 7/15/24 (Prerefunded 7/15/09) (2)(4)	2,000	2,080
Mercer County Improvement Auth., School Dist., GO
5.25%, 1/15/23 (2)	1,460	1,544
Mercer County Improvement Auth., Solid Waste, GO
5.75%, 9/15/16	2,000	2,044
Middlesex County Improvement Auth., Golf Course, GO
5.25%, 6/1/20	1,310	1,417
Middlesex County Improvement Auth., Improvement Auth., GO
5.25%, 9/15/20	1,500	1,612
Middlesex County Improvement Auth., North Brunswick
Township, 5.00%, 10/1/12 (2)	1,130	1,213
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/18	250	257
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/35	1,305	1,254
Middlesex County Utilities Auth., 5.00%, 12/15/15 (5)	1,000	1,098
Middlesex County Utilities Auth., VR, 8.634%, 8/15/10 (3)	320	333
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	500	513
Morris County, 5.25%, 11/15/20 (Prerefunded 11/15/09) (4)	725	752
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (7)	1,000	1,000
New Brunswick Parking Auth., 5.00%, 9/1/34 (3)	1,000	1,028
New Jersey, GO, 5.50%, 5/1/17 (Prerefunded 5/1/10) (4)	1,000	1,052
New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09) (4)	3,000	3,095
New Jersey Economic Dev. Auth., VRDN, 3.45%, 9/1/31	300	300
New Jersey Economic Dev. Auth., VRDN, 3.52%, 9/1/31	2,700	2,700
New Jersey Economic Dev. Auth., American Water
6.875%, 11/1/34 (1)(2)	1,000	1,013
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/34	2,000	2,004
New Jersey Economic Dev. Auth., Ed. Testing Service
4.75%, 5/15/25 (Prerefunded 5/15/08) (3)(4)	1,950	1,982
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	375	376
New Jersey Economic Dev. Auth., Harrogate, 5.65%, 12/1/08	400	404
New Jersey Economic Dev. Auth., Harrogate, 5.75%, 12/1/16	500	502
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	1,000	1,002
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	250	257
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
Zero Coupon, 4/1/10 (8)	1,025	946
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	500	501
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	850	839
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/21 (3)	2,285	2,413
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/24	1,500	1,557
New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	710	710
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	230	225
New Jersey Economic Dev. Auth., Masonic Charity Foundation
5.50%, 6/1/31	1,000	1,039
New Jersey Economic Dev. Auth., Masonic Charity Foundation
6.00%, 6/1/25	1,000	1,076
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.00%, 7/1/34 (3)	1,000	1,034
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/26 (3)	1,000	1,117
New Jersey Economic Dev. Auth., Newark Downtown District
Management, 5.125%, 6/15/27	400	396
New Jersey Economic Dev. Auth., Presbyterian Homes at
Montgomery, 6.375%, 11/1/31	800	812
New Jersey Economic Dev. Auth.,School Fac. Construction
5.00%, 9/1/30	1,715	1,770
New Jersey Economic Dev. Auth., School Fac. Construction
5.00%, 9/1/36	2,750	2,850
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	4,500	4,686
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/17	1,445	1,576
New Jersey Economic Dev. Auth., Seabrook Village
5.25%, 11/15/36	1,500	1,352
New Jersey Economic Dev. Auth., Seashore Gardens
5.00%, 11/1/16	650	626
New Jersey Economic Dev. Auth., Seashore Gardens
5.30%, 11/1/26	650	611
New Jersey Economic Dev. Auth., Seashore Gardens
5.375%, 11/1/36	1,000	925
New Jersey Economic Dev. Auth., St. Barnabas Health Care
Zero Coupon, 7/1/16 (3)	3,500	2,483
New Jersey Economic Dev. Auth., The Seeing Eye
5.00%, 12/1/24 (6)	3,340	3,508
New Jersey Economic Dev. Auth., The Seeing Eye
6.20%, 12/1/24 (Prerefunded 12/1/09) (4)	1,000	1,072
New Jersey Economic Dev. Auth., Winchester Gardens at Ward
Homestead, 5.80%, 11/1/31	660	669
New Jersey Economic Dev. Auth., IDRB, Continental Airlines
6.25%, 9/15/19 (1)	1,000	973
New Jersey EFA, 5.00%, 9/1/19 (Prerefunded 9/1/10) (4)(5)	1,000	1,046
New Jersey EFA, 5.00%, 7/1/25 (Prerefunded 7/1/11) (4)(6)	600	635
New Jersey EFA, 5.375%, 7/1/17 (2)	1,330	1,431
New Jersey EFA, Georgian Court College, 5.25%, 7/1/37	1,000	990
New Jersey EFA, Georgian Court College, 6.50%, 7/1/33
(Prerefunded 7/1/13) (4)	500	580
New Jersey EFA, Monmouth Univ., 5.25%, 7/1/09	480	488
New Jersey EFA, Monmouth Univ., 5.60%, 7/1/12	450	459
New Jersey EFA, Princeton Univ., 5.00%, 7/1/30	1,000	1,045
New Jersey EFA, Princeton Univ., 5.00%, 7/1/33	2,000	2,104
New Jersey EFA, Public Library Grant, 5.00%, 9/1/22 (6)	1,000	1,043
New Jersey EFA, Rider Univ., 5.00%, 7/1/37 (7)	1,500	1,456
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (7)	1,000	1,030
New Jersey EFA, Rowan Univ., 5.00%, 7/1/17 (2)	2,540	2,796
New Jersey EFA, Rowan Univ., 5.125%, 7/1/30
(Prerefunded 7/1/13) (2)(4)	1,000	1,090
New Jersey EFA, Rowan Univ., 5.25%, 7/1/22
(Prerefunded 7/1/12) (2)(4)	1,175	1,274
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/12	250	254
New Jersey EFA, Stevens Institute of Technology, 5.25%, 7/1/22	2,000	2,033
New Jersey EFA, Stevens Institute of Technology
5.375%, 7/1/11	585	596
New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/20
(Prerefunded 9/1/10) (4)	1,500	1,592
New Jersey Health Care Fac., Atlantic City Medical Center
5.75%, 7/1/25 (Prerefunded 7/1/12) (4)	885	976
New Jersey Health Care Fac., Atlantic City Medical Center
5.75%, 7/1/25	1,115	1,162
New Jersey HHFFA, Atlanticare Regional Medical Center
5.00%, 7/1/27	1,570	1,589
New Jersey HFFA, Catholic Health East, 4.062%, 11/15/33	995	880
New Jersey HFFA, Hackensack Univ. Medical Center
6.00%, 1/1/34	1,750	1,803
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	251
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	1,000	1,030
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	750	408
New Jersey HFFA, Robert Wood Johnson Univ. Hosp.
5.75%, 7/1/25	1,500	1,551
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (7)	3,485	3,507
New Jersey HFFA, Saint Barnabas Healthcare System
Zero Coupon, 7/1/31	250	62
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	1,000	930
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (4)	2,000	2,208
New Jersey HFFA, St. Peters Univ. Hosp., 6.875%, 7/1/30	1,000	1,042
New Jersey Higher Ed. Student Assistance Auth.
5.80%, 6/1/16 (1)(3)	460	464
New Jersey Higher Ed. Student Assistance Auth.
6.00%, 6/1/15 (1)(3)	925	955
New Jersey Highway Auth., Garden State Parkway
5.75%, 1/1/13 (Prerefunded 1/1/10) (4)	2,000	2,119
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.50%, 5/1/22 (1)(5)	410	418
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (5)	655	677
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.70%, 5/1/20 (5)	420	434
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
6.25%, 11/1/26 (5)	465	480
New Jersey Transportation Trust Fund Auth.
3.75%, 12/15/12 (5)	2,485	2,491
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/19
(Prerefunded 12/15/11) (3)(4)	1,250	1,379
New Jersey Transportation Trust Fund Auth., Transportation
Systems, 5.25%, 12/15/11 (3)	2,000	2,147
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (5)	6,000	2,118
New Jersey Turnpike Auth., 5.00%, 1/1/21 (5)	2,000	2,116
New Jersey Turnpike Auth., 5.00%, 1/1/25 (5)	2,500	2,618
New Jersey Turnpike Auth., 5.00%, 1/1/27 (2)	700	724
New Jersey Turnpike Auth., 5.00%, 1/1/35 (5)	2,000	2,074
New Jersey Turnpike Auth., 5.50%, 1/1/25
(Prerefunded 1/1/10) (3)(4)	1,025	1,071
New Jersey Turnpike Auth., VRDN, 3.53%, 1/1/18 (2)	2,100	2,100
North Hudson Sewage Auth., 5.25%, 8/1/18 (2)	2,000	2,131
North Hudson Sewage Auth., Zero Coupon, 8/1/20 (3)	2,350	1,339
Ocean County, GO, 5.125%, 9/1/18 (Prerefunded 9/1/10) (4)	1,590	1,682
Ocean County, GO, 5.35%, 12/1/17 (Prerefunded 12/1/09) (4)	1,695	1,779
Port Auth. of New York & New Jersey, 5.00%, 8/1/15 (1)	2,000	2,036
Port Auth. of New York & New Jersey, 5.00%, 12/1/20 (1)(5)	1,535	1,616
Port Auth. of New York & New Jersey, 5.00%, 7/15/26 (1)(5)	1,905	1,948
Port Auth. of New York & New Jersey, 5.125%, 1/15/36 (1)	1,000	1,005
Port Auth. of New York & New Jersey, 5.20%, 12/15/26 (1)(6)	2,100	2,161
Port Auth. of New York & New Jersey, VRDN, 3.53%, 6/1/20	1,200	1,200
Salem County, PCR, Atlantic City Electric, VRDN
3.58%, 4/15/14 (3)	300	300
Salem County, PCR, PSEG Power, 5.75%, 4/1/31 (1)	1,700	1,707
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/14 (2)	1,000	1,089
Tobacco Settlement Fin. Corp., 4.50%, 6/1/23	3,305	3,028
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37
(Prerefunded 6/1/12) (4)	3,725	4,141
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32 (Prerefunded 6/1/12) (4)	220	238
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39 (Prerefunded 6/1/13) (4)	1,390	1,622
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41 (Prerefunded 6/1/13) (4)	150	177
Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (6)	1,000	1,028
Wanaque Valley Regional Sewer Auth., GO, 5.75%, 9/1/18 (6)	3,115	3,502
Winslow Township Board of Ed., GO, 5.20%, 8/1/16
(Prerefunded 8/1/09) (2)(4)	2,010	2,073
		188,915
PUERTO RICO 9.4%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (4)	1,500	1,601
Children's Trust Fund, Tobacco Settlement
Zero Coupon 5/15/55	5,000	171
Gov't Dev. Bank for Puerto Rico, TECP, GO, 4.55%, 12/7/07	2,090	2,090
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/17	1,400	1,459
Puerto Rico Commonwealth, 5.00%, 7/1/27
(Prerefunded 7/1/12) (4)	1,400	1,505
Puerto Rico Commonwealth, 5.25%, 7/1/27
(Prerefunded 7/1/16) (4)	860	967
Puerto Rico Commonwealth, 5.25%, 7/1/30
(Prerefunded 7/1/16) (4)	925	1,040
Puerto Rico Commonwealth, GO, 5.25%, 7/1/27	1,140	1,160
Puerto Rico Commonwealth, GO, 5.25%, 7/1/30	575	583
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (2)	2,300	2,360
Puerto Rico Electric Power Auth., 5.00%, 7/1/37	3,000	2,986
Puerto Rico Electric Power Auth., VR, 4.025%, 7/1/29 (5)	2,000	1,831
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36
(Prerefunded 7/1/16) (4)	500	554
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24	1,000	1,042
Puerto Rico Sales Tax, 5.25%, 8/1/57	1,200	1,214
		20,563
DELAWARE 1.7%
Delaware River & Bay Auth., 5.00%, 1/1/27 (3)	1,500	1,564
Delaware River & Bay Auth., 5.50%, 1/1/15
(Prerefunded 1/1/10) (4)(6)	500	527
Delaware River & Bay Auth., 5.50%, 1/1/15
(Prerefunded 1/1/10) (4)(6)	500	527
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,140	1,157
		3,775
GUAM 0.5%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/12	1,000	1,024
		1,024
VIRGIN ISLANDS 0.4%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	259
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	511
		770
Total Municipal Securities (Cost $209,884)		215,047
Total Investments in Securities
98.4% of Net Assets (Cost $209,884)		$215,047

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Radian Asset Assurance Inc.
(8)	Escrowed to maturity
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFFA	Health Facility Financing Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $209,734,000. Net unrealized gain aggregated $5,313,000 at period-end, of which $7,109,000 related to appreciated investments and $1,796,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.1%
MARYLAND 86.9%
Anne Arundel County, General Improvement, GO
5.00%, 3/1/10	4,135	4,296
Anne Arundel County, GO, 5.00%, 3/1/10	5,025	5,221
Anne Arundel County, Special Obligation, 7.10%, 7/1/29
(Prerefunded 7/1/09) (1)	2,745	2,954
Baltimore, GO, 7.00%, 10/15/10 (2)	4,365	4,815
Baltimore County, Consolidated Public Improvement, GO
5.00%, 8/1/09	2,280	2,345
Baltimore County, Maryvale Preparatory School, 6.50%, 5/1/08	200	200
Calvert County, Consolidated Public Improvement, GO
5.00%, 7/15/11	2,310	2,450
Charles County, GO, 5.00%, 3/1/10	5,000	5,199
Frederick County, GO, 5.00%, 8/1/09 (2)	2,475	2,546
Frederick County, GO, 5.00%, 12/1/10	2,495	2,626
Frederick County, GO, 5.00%, 12/1/11	1,575	1,681
Harford County, Consolidated Public Improvement, GO
5.00%, 12/1/10	2,765	2,910
Howard County, Vantage House, 5.00%, 4/1/11	600	591
Howard County, Vantage House, 5.00%, 4/1/12	600	589
Maryland, GO, 5.00%, 8/1/09	4,000	4,115
Maryland, State & Local Fac., GO, 5.50%, 8/1/09	2,950	3,058
Maryland CDA, Multi-Family, 3.90%, 9/1/10 (3)	1,190	1,198
Maryland CDA, Multi-Family, 3.95%, 9/1/11 (3)	1,380	1,389
Maryland CDA, Residential, 3.65%, 9/1/10	1,000	1,006
Maryland CDA, Residential, 4.10%, 9/1/11 (3)	1,380	1,395
Maryland CDA, Residential, 4.10%, 9/1/13 (3)	1,500	1,507
Maryland CDA, Residential, 4.30%, 9/1/13 (3)	1,605	1,627
Maryland DOT, 5.00%, 5/15/09	1,580	1,620
Maryland DOT, 5.00%, 5/15/10	1,645	1,716
Maryland DOT, 5.00%, 3/1/12	5,000	5,344
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
4.75%, 12/1/11	1,500	1,482
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (1)	2,000	2,184
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN, 3.62%, 7/1/34 (4)	700	700
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN, 3.67%, 7/1/34 (4)	700	700
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing Project, 5.00%, 6/1/09 (5)	1,150	1,177
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing Project, 5.00%, 6/1/10 (5)	1,995	2,072
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	1,440	1,472
Maryland HHEFA, Calvert Memorial Hosp., 4.75%, 7/1/09	275	279
Maryland HHEFA, Carroll Hosp. Center, 4.40%, 7/1/09	515	520
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20
(Prerefunded 4/1/09) (1)	80	83
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23
(Prerefunded 4/1/11) (1)	10	11
Maryland HHEFA, Frederick Memorial Hosp.
5.25%, 7/1/13 (6)(7)	1,875	1,982
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/09	3,605	3,759
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/10	430	460
Maryland HHEFA, King Farm Presbyterian Community
5.00%, 1/1/17	500	480
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/09	2,345	2,393
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/10	1,565	1,613
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/11	500	520
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/12	1,365	1,399
Maryland HHEFA, Mercy Ridge, 5.00%, 4/1/08	2,000	2,010
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/13	150	156
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/16	140	145
Maryland HHEFA, Suburban Hosp., 5.00%, 7/1/09	1,225	1,250
Maryland HHEFA, Univ. of Maryland Medical, 5.75%, 7/1/17
(Prerefunded 7/1/12) (1)	2,000	2,209
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30
(Prerefunded 7/1/10) (1)	6,315	6,914
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/12 (2)	525	558
Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt
Foundation, 4.25%, 12/31/11	925	901
Montgomery County, Consolidated Public Improvement
5.00%, 5/1/19 (Prerefunded 5/1/09) (1)	500	517
Montgomery County, GO, 5.00%, 11/1/09	2,260	2,334
Montgomery County Housing Opportunity Commission
Oakwood, Multi-Family, VRDN, 3.60%, 11/1/12	1,300	1,300
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.25%, 3/15/11 (3)(4)	325	341
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., Solid Waste, 5.25%, 4/1/09 (3)(4)	6,500	6,642
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., Solid Waste, 5.50%, 4/1/11 (3)(4)	500	529
Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 4.75%, 1/1/12 (3)	265	267
Northeast Maryland Waste Disposal Auth., Hartford County
5.25%, 3/15/14 (3)(4)	250	261
Prince Georges County, GO, 5.00%, 9/15/11	1,100	1,170
Prince Georges County, GO, 5.25%, 10/1/10	2,420	2,556
Prince Georges County, Solid Waste Management
5.00%, 6/15/10 (2)	3,025	3,158
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/09	2,475	2,533
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/11	1,785	1,886
Washington Suburban Sanitary Dist., General Construction, GO
5.00%, 6/1/09	3,000	3,078
		126,399
PUERTO RICO 8.8%
Puerto Rico, Public Improvement, GO, 5.50%, 7/1/11 (7)	3,070	3,263
Puerto Rico Commonwealth Gov't., GO, 5.00%, 12/1/08	1,200	1,215
Puerto Rico Highway & Transportation, 5.00%, 7/1/26
(Tender, 7/1/10) (8)	5,000	5,155
Puerto Rico Public Fin. Corp., Commonwealth, 5.25%, 8/1/31
(Tender, 2/1/12) (7)	3,000	3,152
		12,785
VIRGIN ISLANDS 0.9%
Virgin Islands PFA, 5.00%, 10/1/08	1,000	1,009
Virgin Islands PFA, 5.00%, 10/1/10	250	257
		1,266
GUAM 0.8%
Guam Gov't. Waterworks Auth., 5.00%, 7/1/08	600	603
Guam Gov't. Waterworks Auth., 5.00%, 7/1/09	600	607
		1,210
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., 6.00%, 7/1/09 (7)	1,000	1,041
		1,041
Total Municipal Securities (Cost $141,915)		142,701
Total Investments in Securities
98.1% of Net Assets (Cost $141,915)		$142,701

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by CIFG Assurance
(6)	Escrowed to maturity
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by Financial Security Assurance Inc.
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2- FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $141,914,000. Net unrealized gain aggregated $787,000 at period-end, of which $990,000 related to appreciated investments and $203,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.6%
GEORGIA 93.5%
Albany, Sewage, 5.00%, 7/1/17 (1)	1,000	1,101
Albany-Dougherty County Hosp. Auth, RAN
VRDN, 3.63%, 9/1/32 (2)	690	690
Alpharetta, GO, 5.00%, 5/1/23	1,125	1,204
Alpharetta, GO, 5.00%, 5/1/25	1,000	1,064
Americus & Sumter County Hosp. Auth., Magnolia Manor
6.25%, 5/15/19	500	509
Assoc. County Commissioners of Georgia Leasing, COP
5.25%, 4/1/24 (3)	1,000	1,069
Athens-Clarke Dev. Auth. Unified Gov't., Univ. of Georgia
Athletic Assoc., VRDN, 3.62%, 7/1/35	790	790
Atlanta, GO, 5.00%, 12/1/12	965	980
Atlanta, Princeton Lakes, 5.50%, 1/1/31	500	480
Atlanta & Fulton County Recreation Auth., 5.75%, 12/1/18
(Prerefunded 12/1/10) (2)(4)	1,500	1,620
Atlanta Airport, 5.00%, 1/1/30 (1)	1,500	1,543
Atlanta Airport, 5.00%, 1/1/34 (1)	2,000	2,050
Atlanta Airport, 5.60%, 1/1/30 (Prerefunded 1/1/10) (4)(5)	1,895	2,000
Atlanta Airport, 6.25%, 1/1/14 (5)(6)	1,000	1,059
Atlanta Airport, Zero Coupon, 1/1/10 (6)(7)	980	875
Atlanta Downtown Dev. Auth., 5.00%, 12/1/31 (7)	1,000	1,037
Atlanta Public Safety & Judicial Fac., 5.00%, 12/1/26 (1)	500	522
Atlanta, Eastside, 5.60%, 1/1/30	500	476
Atlanta Water & Sewer, 5.00%, 11/1/39 (7)	1,000	1,019
Atlanta Water & Sewer, 5.00%, 11/1/43 (1)	2,255	2,312
Atlanta Water & Sewer, VRDN, 3.65%, 11/1/41 (1)	1,100	1,100
Augusta Airport, 5.45%, 1/1/31 (6)	900	861
Augusta Water & Sewer, 5.00%, 10/1/27 (1)	1,000	1,036
Augusta Water & Sewer, 5.25%, 10/1/34 (1)	1,000	1,050
Augusta Water & Sewer, 5.25%, 10/1/39 (1)	1,250	1,313
Barrow County, GO, 5.00%, 10/1/26 (5)	1,100	1,154
Cartersville Dev. Auth., IDRB, Anheuser-Busch
5.10%, 2/1/12 (6)	450	465
Cartersville Dev. Auth., PCR, Anheuser-Busch
7.40%, 11/1/10 (6)	360	394
Chatham County Hosp. Auth.
Memorial Health Univ. Medical Center, 5.50%, 1/1/34	1,000	957
Chatham County Hosp. Auth.
Memorial Health Univ. Medical Center, 5.75%, 1/1/29	1,000	1,003
Chatham County Hosp. Auth.
Memorial Health Univ. Medical Center, 6.125%, 1/1/24	1,270	1,309
Cherokee County School Dist., GO, 5.00%, 8/1/28 (5)	1,450	1,528
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7)	1,000	1,142
City of Savannah, Airport Commission, 5.25%, 1/1/17 (1)	1,000	1,048
Clayton County Water Auth., 5.00%, 5/1/20	1,000	1,067
Clayton County Water Auth., 6.25%, 5/1/16
(Prerefunded 5/1/10) (4)	1,000	1,077
Cobb County Dev. Auth., Waste Management, 5.00%, 4/1/33 (6)	1,000	898
Cobb County Hosp. Auth., Wellstar Health System
5.25%, 4/1/23 (2)	1,000	1,058
Cobb-Marietta Water Auth., 5.25%, 11/1/21	1,000	1,078
Columbia County Courthouse/Detention Center
5.625%, 2/1/20 (Prerefunded 2/1/08) (4)	1,250	1,280
Columbia County Water & Sewer, 5.00%, 6/1/24 (1)	1,000	1,047
Columbia County Water & Sewer, 6.25%, 6/1/18
(Prerefunded 6/1/10) (4)(5)	1,000	1,071
Columbus, Water & Sewer, 5.00%, 5/1/18 (7)	1,000	1,065
Columbus, Water & Sewer, 5.00%, 5/1/21 (7)	500	530
Columbus, Water & Sewer, 5.00%, 5/1/25 (7)	1,000	1,045
Coweta County Dev. Auth., Newnan Water
Sewer, & Light Commission, 5.00%, 7/1/20 (7)	1,000	1,063
Coweta County Water & Sewer Auth., GO, 5.00%, 6/1/23 (2)	920	967
Coweta County Water & Sewer Auth., GO, 5.00%, 6/1/26 (2)	1,355	1,413
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (6)	1,000	1,034
Decatur County School Dist., GO, 5.00%, 10/1/32 (1)	1,000	1,050
DeKalb County Water & Sewer, 5.00%, 10/1/35	1,000	1,026
DeKalb County Water & Sewer, 5.25%, 10/1/32 (1)	1,000	1,116
DeKalb County Water & Sewer, 5.125%, 10/1/31
(Prerefunded 10/1/10) (4)	1,000	1,059
Fayette County Public Fac. Auth., Criminal Justice
6.00%, 6/1/30 (Prerefunded 6/1/10) (4)	270	290
Fayette County Public Fac. Auth., Criminal Justice
6.25%, 6/1/20 (Prerefunded 6/1/10) (4)	500	540
Fayette County School Dist., GO, STEP, 0%, 3/1/25 (1)	750	675
Forsyth County, GO, 6.00%, 3/1/16 (Prerefunded 3/1/10) (4)	1,250	1,334
Forsyth County Water & Sewer Auth., 5.00%, 4/1/21	1,060	1,109
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	1,000	1,030
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	1,495	1,538
Forsyth County Water & Sewer Auth., 6.25%, 4/1/20
(Prerefunded 4/1/10) (4)	1,000	1,075
Fulton County Dev. Auth., Catholic Health East
VR, 4.072%, 11/15/28	1,000	912
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/21	1,000	1,047
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/31	1,055	1,086
Fulton County Dev. Auth., Spelman College, 5.00%, 6/1/25	1,000	1,039
Fulton County Dev. Auth., Spelman College, 5.00%, 6/1/26	1,000	1,036
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.125%, 2/15/26	750	752
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.30%, 10/1/24 (Prerefunded 10/1/09) (4)	500	535
Fulton County, Water & Sewer, 5.00%, 1/1/35 (5)	1,000	1,031
Fulton County, Water & Sewer, 6.25%, 1/1/09 (5)	1,000	1,031
Gainesville Water & Sewer, 6.00%, 11/15/12 (5)	1,000	1,096
Georgia Housing & Fin. Auth., Single Family, 4.80%, 12/1/32 (6)	1,000	954
Georgia Housing & Fin. Auth., Single Family, 5.05%, 12/1/31 (6)	1,000	995
Georgia Housing & Fin. Auth., Single Family, 5.05%, 12/1/32 (6)	1,000	987
Georgia Housing & Fin. Auth., Single Family, 5.65%, 12/1/21 (6)	75	76
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/20 (Prerefunded 11/1/10) (4)	500	535
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/25 (Prerefunded 11/1/09) (4)	1,975	2,073
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/33 (Prerefunded 11/1/10) (4)	1,500	1,604
Glynn County Water & Sewer, 5.00%, 4/1/23 (2)	1,000	1,042
Gwinnett County Dev. Auth., Gwinnett County School Dist., COP
5.25%, 1/1/25 (7)	1,000	1,117
Gwinnett County Water & Sewer Auth., 5.25%, 8/1/24
(Prerefunded 8/1/12) (4)	1,000	1,084
Habersham County School Dist., GO, 5.00%, 4/1/27 (7)	1,000	1,050
Hall County & Gainsville Hosp. Auth., Northeast Health
5.00%, 5/15/11 (8)	1,115	1,175
Hall County & Gainsville Hosp. Auth., Northeast Health
5.50%, 5/15/31 (Prerefunded 5/15/11) (4)	1,530	1,633
Henry County Hosp. Auth., GO, 5.00%, 7/1/25 (7)	1,000	1,037
Henry County Water & Sewer Auth., 5.125%, 2/1/20 (7)	1,000	1,074
Houston County Hosp. Auth., 5.25%, 10/1/35	1,000	1,015
Macon Water & Sewer Auth., 5.00%, 10/1/21	1,000	1,051
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,061
Main Street Natural Gas, Municipal Gas Auth., 5.00%, 3/15/14	750	781
Main Street Natural Gas, Municipal Gas Auth., 5.00%, 3/15/21	1,250	1,224
Main Street Natural Gas, Municipal Gas Auth., 5.00%, 3/15/22	1,000	971
Main Street Natural Gas, Municipal Gas Auth., 5.50%, 9/15/28	1,770	1,759
Medical Center Hosp. Auth., Columbus Regional Healthcare
5.50%, 8/1/25 (7)	1,000	1,043
Metropolitan Atlanta Rapid Transit Auth., 5.00%, 7/1/28 (1)	1,000	1,054
Metropolitan Atlanta Rapid Transit Auth., 5.25%, 7/1/27 (5)	1,000	1,122
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (8)	4,230	4,636
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (7)(8)	635	696
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12
(Prerefunded 1/1/08) (4)	20	22
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12	420	448
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12 (8)	80	88
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18
(Prerefunded 1/1/13) (4)	20	23
Municipal Electric Auth., 6.60%, 1/1/18	840	976
Municipal Electric Auth., 6.60%, 1/1/18 (8)	175	211
Municipal Electric Auth., 7.25%, 1/1/24 (2)	1,000	1,339
Newton County Hosp. Auth., 6.00%, 2/1/20
(Prerefunded 2/1/10) (2)(4)	1,000	1,066
Paulding County Courthouse, GO, 4.75%, 2/1/28 (5)	1,000	1,019
Paulding County Courthouse, GO, 5.00%, 2/1/32 (5)	1,290	1,348
Paulding County School Dist., GO, 6.00%, 2/1/13 (7)	1,000	1,121
Paulding County Water & Sewer, 6.00%, 12/1/13 (7)	1,000	1,093
Rockdale County Dev. Auth.,Pratt Industries, 6.125%, 1/1/34 (6)	1,000	976
Rockdale County Water & Sewer Auth., GO, 5.00%, 7/1/29 (1)	1,500	1,566
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	555	580
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (4)	500	539
Savannah Economic Dev. Auth., IDRB, Waste Management
5.50%, 7/1/16 (6)	1,500	1,573
Valdosta and Lowndes County Hosp. Auth.
South Georgia Medical Center, 5.00%, 10/1/20	1,000	1,033
Walton County School Dist., GO, 5.00%, 8/1/25 (7)	1,000	1,057
		122,787
PUERTO RICO 5.3%
Puerto Rico, Commonwealth Improvment, GO, 5.25%, 7/1/22	1,500	1,550
Puerto Rico Electric Power Auth., 5.00%, 7/1/29
(Prerefunded 7/1/15) (4)(9)	1,000	1,102
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (7)	1,000	1,099
Puerto Rico Electric Power Auth., VR, 4.025%, 7/1/29 (1)	1,000	916
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (8)	1,250	1,323
Puerto Rico Sales Tax, 5.25%, 8/1/57	1,000	1,012
		7,002
GUAM 0.8%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,050
		1,050

Total Municipal Securities (Cost $128,008)		130,839

Total Investments in Securities
99.6% of Net Assets (Cost $128,008)		$130,839

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by Financial Security Assurance Inc.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by XL Capital Assurance Inc.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Interest subject to alternative minimum tax
(7)	Insured by MBIA Insurance Corp.
(8)	Escrowed to maturity
(9)	Insured by CIFG Assurance
COP	Certificate of Participation
GO	General Obligation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2- FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $127,960,000. Net unrealized gain aggregated $2,879,000 at period-end, of which $3,774,000 related to appreciated investments and $895,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.9%
MARYLAND 96.6%
Baltimore County, GO, TECP, 3.65%, 3/7/08	5,000	5,000
Baltimore County, St. James Academy, VRDN, 3.58%, 10/1/26	3,875	3,875
Baltimore County, Quail Ridge Apartment, VRDN
3.60%, 4/15/34	1,800	1,800
Baltimore County Metro Dist., GO, 5.90%, 7/15/08	35	36
Baltimore County Mortgage, Spring Hill Realty & Company
VRDN, 3.63%, 9/20/28	8,100	8,100
Carroll County, Fairhaven Retirement Community
VRDN 3.61%, 1/1/34	2,850	2,850
Carroll County, Fairhaven Retirement Community
VRDN 3.59%, 1/1/34	570	570
Carroll County, GO, 3.75%, 11/1/08	2,055	2,063
Frederick County, GO, 4.00%, 7/1/08	800	803
Gaithersburg, Asbury Obligation Group, VRDN, 3.61%, 1/1/36	2,000	2,000
Harford County, GO, 5.00%, 7/15/08	100	101
Harford County, GO, 5.00%, 12/1/08	3,000	3,050
Harford County, GO, 5.50%, 12/1/07	230	230
Howard County, GO, TECP, 3.50%, 1/23/08	9,600	9,600
Howard County, 4.75%, 2/15/18 (Prerefunded 2/15/08) (7)	55	55
Howard County, GO, 4.30%, 2/15/08	240	240
Howard County, GO, 5.00%, 2/15/08	350	351
Howard County, GO, 5.00%, 8/15/08	1,000	1,012
Howard County, Sherwood Crossing Apartments, VRDN
3.60%, 7/15/33	700	700
Maryland, GO, VRDN, 3.66%, 8/15/11	16,985	16,985
Maryland, GO, VRDN, 3.66%, 8/1/22	3,200	3,200
Maryland CDA, 3.59%, 12/14/07	3,500	3,500
Maryland CDA, 3.64%, 12/14/07 (1)	1,500	1,500
Maryland DOT, 5.00%, 12/15/07	800	800
Maryland Economic Dev. Corp., American Urological Ed. &
Research, VRDN, 3.60%, 9/1/32	960	960
Maryland Economic Dev. Corp., Assoc. Catholic Charities, VRDN
3.58%, 10/1/29	5,555	5,555
Maryland Economic Dev. Corp., Assoc. Jewish Charities
VRDN, 3.59%, 12/1/31	270	270
Maryland Economic Dev. Corp., Blind Industries & Services
VRDN, 3.59%, 11/1/28	104	104
Maryland Economic Dev. Corp., Catholic Relief Services, VRDN
3.59%, 5/1/36	1,640	1,640
Maryland Economic Dev. Corp., Constellation Energy Group
VRDN, 3.57%, 4/1/24	4,250	4,250
Maryland Economic Dev. Corp., Constellation Energy Group
VRDN, 3.57%, 12/1/25	3,000	3,000
Maryland Economic Dev. Corp., Providence Center, VRDN
3.58%, 5/3/27	3,000	3,000
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN
3.62%, 7/1/34 (2)	1,550	1,550
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN
3.62%, 7/1/36 (2)	150	150
Maryland Economic Dev. Corp., YMCA of Central Maryland
VRDN, 3.63%, 4/1/31	1,950	1,950
Maryland HHEFA, Adventist Healthcare, VRDN, 3.59%, 1/1/35	4,400	4,400
Maryland HHEFA, Adventist Healthcare, VRDN, 3.61%, 1/1/35	4,245	4,245
Maryland HHEFA, Annapolis Life Care, VRDN, 3.60%, 7/1/34	8,235	8,235
Maryland HHEFA, Archdiocese of Baltimore, VRDN
3.59%, 7/1/37	6,000	6,000
Maryland HHEFA, Beth Tfiloh Dahan Community School, VRDN
3.60%, 1/1/25	4,240	4,240
Maryland HHEFA, Charlestown Community, VRDN
3.58%, 1/1/28	7,200	7,200
Maryland HHEFA, Edenwald, VRDN, 3.61%, 1/1/37	1,300	1,300
Maryland HHEFA, French Int'l. School, VRDN, 3.60%, 8/1/34	1,300	1,300
Maryland HHEFA, Friends School of Baltimore, VRDN
3.60%, 4/1/29	5,095	5,095
Maryland HHEFA, Indian Creek School, VRDN, 3.58%, 12/1/29	1,945	1,945
Maryland HHEFA, Johns Hopkins Hosp., TECP, 3.40%, 3/10/08	2,000	2,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 3/7/08	3,000	3,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 3/7/08	1,000	1,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 3/11/08	3,000	3,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.38%, 4/7/08	1,000	1,000
Maryland HHEFA, Johns Hopkins Univ., TECP, 3.43%, 2/6/08	2,000	2,000
Maryland HHEFA, Keswick Multi-Care Center & Foundation
VRDN, 3.60%, 7/1/37	5,520	5,520
Maryland HHEFA, Maryland Health Pool, VRDN, 3.58%, 4/1/35	800	800
Maryland HHEFA, Mercy Medical Center, VRDN, 3.58%, 7/1/42	5,000	5,000
Maryland HHEFA, Mercy Ridge, VRDN, 3.61%, 4/1/31	4,710	4,710
Maryland HHEFA, Norwood School, VRDN, 3.63%, 11/1/25	1,440	1,440
Maryland HHEFA, Stella Maris Operating Corp., VRDN
3.60%, 7/1/21	5,135	5,135
Maryland HHEFA, Trinity School, VRDN, 3.66%, 11/1/26	3,550	3,550
Maryland HHEFA, Univ. of Maryland Medical System, VRDN
3.55%, 7/1/41 (3)	2,000	2,000
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
VRDN, 3.59%, 11/1/26	1,430	1,430
Maryland Stadium Auth., Baltimore Convention Center, VRDN
3.57%, 12/15/14	1,950	1,950
Maryland Stadium Auth., Football Stadium, VRDN
3.57%, 3/1/26	900	900
Maryland State & Local Fac., GO, 4.00%, 3/1/08	385	386
Maryland State & Local Fac., GO, 5.25%, 2/1/08	135	135
Maryland State & Local Fac., GO, 5.50%, 8/1/08	1,265	1,281
Montgomery County, GO, 5.00%, 7/1/08	5,000	5,044
Montgomery County, GO, TECP, 3.74%, 12/12/07	7,000	7,000
Montgomery County, GO, VRDN, 3.66%, 5/1/09	4,890	4,890
Montgomery County Economic Dev., George Meany Center
VRDN, 3.59%, 5/1/31	470	470
Montgomery County Economic Dev., Georgetown Preparatory
School, VRDN, 3.59%, 6/1/35	1,400	1,400
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN, 3.59%, 11/1/23	2,115	2,115
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN, 3.61%, 10/15/20	2,000	2,000
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN, 3.65%, 10/15/20	2,000	2,000
Montgomery County Economic Dev., Sandy Spring Friends
School, VRDN, 3.60%, 9/1/34	3,945	3,945
Prince Georges County, GO, 5.00%, 9/15/08	2,980	3,012
Prince Georges County, GO, VRDN, 3.67%, 7/15/26	6,695	6,695
Prince Georges County Hosp., Collington Episcopal Life Care
VRDN, 3.59%, 4/1/28	1,000	1,000
Queen Annes County, GO, 5.00%, 1/15/08 (3)	25	25
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/08	1,000	1,005
Univ. System of Maryland, College Park, Business School, VRDN
3.63%, 6/1/15	830	830
Washington Suburban Sanitary Dist., GO, 5.25%, 6/1/08	110	111
Washington Suburban Sanitary Dist., GO, 5.25%, 6/1/08	750	757
Washington Suburban Sanitary Dist., Sewage Disposal, GO
5.25%, 6/1/08	55	55
		223,401
PUERTO RICO 2.3%
Puerto Rico Commonwealth, Public Improvement
5.75%, 7/1/08 (4)(5)	1,990	2,018
Puerto Rico Highway & Transportation Auth., VRDN
3.60%, 7/1/35 (5)	1,000	1,000
Puerto Rico Highway & Transportation Auth., VRDN
3.65%, 7/1/36 (6)	1,350	1,350
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.95%, 3/1/23 (Tender 3/1/08)	500	500
Puerto Rico Infrastructure Fin. Auth., Commonwealth, VRDN
3.65%, 7/1/28 (3)	500	500
		5,368
Total Municipal Securities (Cost $228,769)		228,769
Total Investments in Securities
98.9% of Net Assets (Cost $228,769)		$228,769

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by Financial Guaranty Insurance Company
(4)	Escrowed to maturity
(5)	Insured by MBIA Insurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Prerefunded date is used in determining portfolio maturity.
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2- FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $228,769,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008